UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund

Shares	Description	Value (†)
Common Stocks – 63.8% of Net Assets

	Belgium – 2.3%
256,917	Anheuser-Busch InBev SA/NV	$33,973,757

	Canada – 1.1%
374,600	CGI Group, Inc., Class A(b)	16,002,302

	China – 2.4%
433,238	Alibaba Group Holding Ltd., Sponsored ADR(b)	34,455,418
85,500	Hengan International Group Co. Ltd.	716,125
213,400	Qinqin Foodstuffs Group (Cayman) Co. Ltd.(b)(c)(d)	83,896

		35,255,439

	Denmark – 1.1%
311,927	Novo Nordisk AS, Class B	16,798,168

	France – 1.5%
263,171	Thales S.A.	21,854,830

	Germany – 0.6%
183,235	Brenntag AG	8,876,260

	Hong Kong – 2.2%
5,443,000	AIA Group Ltd.	32,732,702

	India – 2.1%
1,591,102	HCL Technologies Ltd.	17,270,722
708,981	HDFC Bank Ltd.	14,381,451

		31,652,173

	Italy – 1.0%
315,873	Luxottica Group S.p.A.	15,394,904

	Japan – 2.7%
553,000	Asahi Group Holdings Ltd.	17,881,146
611,070	Nomura Research Institute Ltd.	22,411,168

		40,292,314

	Sweden – 1.9%
690,215	Assa Abloy AB	14,199,678
525,215	Atlas Copco AB, A Shares	13,640,955

		27,840,633

	Switzerland – 4.1%
113,966	Dufry AG, (Registered)(b)	13,630,685
32,249	Geberit AG, (Registered)	12,214,704
189,167	Nestle S.A., (Registered)	14,656,338
76,907	Roche Holding AG	20,294,202

		60,795,929

	United Kingdom – 2.9%
3,042,850	ITV PLC	7,295,761

Shares	Description	Value (†)
Common Stocks – continued

United Kingdom – continued
7,700,581	Legal & General Group PLC	$19,714,221
502,222	London Stock Exchange Group PLC	17,064,717

		44,074,699

	United States – 37.9%
151,330	Allergan PLC(b)	34,970,850
23,840	Alphabet, Inc., Class C(b)	16,499,664
40,548	Alphabet, Inc., Class A(b)	28,526,734
24,406	Amazon.com, Inc.(b)	17,465,422
49,345	AutoZone, Inc.(b)	39,172,035
416,374	Comcast Corp., Class A	27,143,421
232,987	Eaton Corp. PLC	13,916,314
51,678	EOG Resources, Inc.	4,310,979
272,489	Facebook, Inc., Class A(b)	31,140,043
143,878	FactSet Research Systems, Inc.	23,224,787
101,507	Goldman Sachs Group, Inc. (The)	15,081,910
955	Hawaiian Telcom Holdco, Inc.(b)	20,236
219,583	LyondellBasell Industries NV, Class A	16,341,367
105,272	M&T Bank Corp.	12,446,309
74,180	Marriott International, Inc., Class A	4,930,003
46,573	Mettler-Toledo International, Inc.(b)	16,995,419
387,639	Newell Brands, Inc.	18,827,626
16,705	Priceline Group, Inc. (The)(b)	20,854,689
183,562	S&P Global, Inc.	19,688,860
196,679	Schlumberger Ltd.	15,553,375
112,972	Sherwin-Williams Co. (The)	33,176,487
363,898	Starwood Hotels & Resorts Worldwide, Inc.	26,910,257
297,388	Texas Instruments, Inc.	18,631,358
164,265	TransDigm Group, Inc.(b)	43,315,038
124,112	Travelers Cos., Inc. (The)	14,774,292
186,591	UnitedHealth Group, Inc.	26,346,649
121,217	Walt Disney Co. (The)	11,857,447
278,075	Wells Fargo & Co.	13,161,290

		565,282,861

	Total Common Stocks (Identified Cost $843,972,976)	950,826,971

Principal Amount (‡)
Bonds and Notes – 31.1%

Non-Convertible Bonds – 30.2%

	Argentina – 0.3%
$ 775,000	Provincia de Buenos Aires, 9.125%, 3/16/2024, 144A	849,679
535,000	Republic of Argentina, 6.875%, 4/22/2021, 144A	569,192
150,000	Republic of Argentina, 7.625%, 4/22/2046, 144A	161,214
382,136	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	405,065
565,000	YPF S.A., 8.500%, 3/23/2021, 144A	602,431

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Argentina – continued
$ 1,755,000		YPF S.A., 8.750%, 4/04/2024, 144A	$1,886,625

			4,474,206

		Australia – 0.1%
110,000		Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	120,034
95,000		Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	96,549
120,000		Sydney Airport Finance Co. Pty Ltd., 5.125%, 2/22/2021, 144A	134,960
950,000		Telstra Corp. Ltd., 3.125%, 4/07/2025, 144A(e)	993,215

			1,344,758

		Belgium – 0.1%
1,040,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 2/01/2023(e)	1,095,817
350,000		Anheuser-Busch InBev S.A., EMTN, 6.500%, 6/23/2017, (GBP)(e)	489,772
440,000		Solvay Finance (America) LLC, 3.400%, 12/03/2020, 144A	460,781

			2,046,370

		Brazil – 0.9%
600,000		Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	608,520
800,000		Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	802,000
6,600	(††)	Brazil Letras do Tesouro Nacional, Zero Coupon, 7/01/2016, (BRL)	2,053,520
2,250	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2019, (BRL)	635,027
1,115	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	307,081
2,300,000		BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)(e)	653,348
1,000,000		CIMPOR Financial Operations BV, 5.750%, 7/17/2024, 144A	737,500
400,000		Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	380,000
885,000		Embraer Netherlands Finance BV, 5.050%, 6/15/2025(e)	873,406
800,000		Gerdau Trade, Inc., 5.750%, 1/30/2021, 144A	762,400
226,000		GTL Trade Finance, Inc., 5.893%, 4/29/2024, 144A	199,264
915,000		Itau Unibanco Holding S.A., 2.850%, 5/26/2018, 144A	911,340
1,825,000		Petrobras Global Finance BV, 4.375%, 5/20/2023	1,482,265
320,000		Petrobras Global Finance BV, 5.375%, 1/27/2021	293,104
775,000		Petrobras Global Finance BV, 5.750%, 1/20/2020	748,728

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brazil – continued
$ 1,125,000	Petrobras Global Finance BV, 6.850%, 6/05/2115	$855,000
300,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	243,630
500,000	Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	478,750
546,000	Vale Overseas Ltd., 6.875%, 11/21/2036	496,860
225,000	Vale S.A., 5.625%, 9/11/2042	183,375

		13,705,118

	Canada – 0.5%
1,085,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	876,558
495,000	Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A(e)	509,850
815,000	Bank of Montreal, 1.750%, 6/15/2022, 144A	817,201
5,065,000	Canadian Government, 1.250%, 9/01/2018, (CAD)(e)	3,982,804
1,335,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)(e)	1,033,683
600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)(e)	511,534

		7,731,630

	Chile – 0.5%
1,450,000	Banco de Credito e Inversiones, 3.000%, 9/13/2017, 144A(e)	1,466,481
200,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	213,033
600,000	Chile Government International Bond, 3.125%, 1/21/2026(e)	619,500
300,000,000	Chile Government International Bond, 5.500%, 8/05/2020, (CLP)(e)	479,501
1,160,000	CODELCO, Inc., 4.500%, 9/16/2025, 144A(e)	1,214,209
250,000	Engie Energia Chile S.A., 5.625%, 1/15/2021, 144A	275,390
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A(e)	820,321
550,000	Itau CorpBanca, 3.125%, 1/15/2018(e)	558,155
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(e)	1,153,226
400,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	398,792

		7,198,608

	China – 0.1%
800,000	Baidu, Inc., 2.250%, 11/28/2017(e)	807,225
700,000	Baidu, Inc., 3.250%, 8/06/2018(e)	717,942

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	China – continued
$ 400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A(e)	$433,926

		1,959,093

	Colombia – 0.4%
555,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	524,475
610,000	Ecopetrol S.A., 4.125%, 1/16/2025	551,867
600,000	Ecopetrol S.A., 5.875%, 9/18/2023(e)	618,000
490,000	Ecopetrol S.A., 5.875%, 5/28/2045	425,810
1,265,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	411,318
2,140,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)(e)	688,293
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	70,016
6,150,000,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(e)	2,091,313

		5,381,092

	Dominican Republic – 0.1%
1,410,000	Dominican Republic International Bond, 5.500%, 1/27/2025, 144A	1,434,675
425,000	Dominican Republic International Bond, 8.625%, 4/20/2027, 144A	502,562

		1,937,237

	France – 0.3%
425,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	443,063
15,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	15,413
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)(e)	318,726
435,000	Credit Agricole S.A., 4.375%, 3/17/2025, 144A(e)	439,237
390,000	Credit Agricole S.A., (fixed rate to 6/23/2026, variable rate thereafter), 7.500% , (GBP)(f)	464,802
1,065,000	Societe Generale S.A., 4.250%, 4/14/2025, 144A(e)	1,064,265
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A(e)	1,037,074
475,000	Societe Generale S.A., (fixed rate to 4/07/2021, variable rate thereafter), 6.750% , (EUR)(f)	497,830

		4,280,410

	Germany – 0.0%
200,000	Schaeffler Finance BV, 3.250%, 5/15/2025, (EUR)	227,059

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Germany – continued
300,000	ZF North America Capital, Inc., 2.750%, 4/27/2023, (EUR)	$341,714

		568,773

	Hong Kong – 0.1%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(e)	361,861
400,000	Hutchison Whampoa International 11 Ltd., 3.500%, 1/13/2017, 144A(e)	404,640

		766,501

	Hungary – 0.2%
1,330,000	Hungary Government International Bond, 5.375%, 3/25/2024	1,485,610
980,000	Hungary Government International Bond, 5.750%, 11/22/2023	1,115,632

		2,601,242

	Iceland – 0.1%
1,000,000	Republic of Iceland, 5.875%, 5/11/2022, 144A(e)	1,167,240

	India – 0.4%
550,000	Axis Bank Ltd., 3.250%, 5/21/2020, 144A	562,106
1,155,000	Bharti Airtel International BV, 5.125%, 3/11/2023, 144A(e)	1,248,121
990,000	Bharti Airtel International BV, 5.350%, 5/20/2024, 144A	1,094,134
1,400,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	1,417,441
750,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A(e)	839,785
700,000	State Bank of India/London, 4.125%, 8/01/2017, 144A	717,784

		5,879,371

	Indonesia – 0.6%
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	312,438
525,000	Indonesia Government International Bond, 4.750%, 1/08/2026, 144A	570,628
725,000	Indonesia Government International Bond, 5.125%, 1/15/2045, 144A	769,180
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	288,920
781,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	66,264
12,100,000,000	Indonesia Treasury Bond, 6.125%, 5/15/2028, (IDR)	790,047
24,000,000,000	Indonesia Treasury Bond, 7.875%, 4/15/2019, (IDR)(e)	1,842,800
14,000,000,000	Indonesia Treasury Bond, 8.375%, 3/15/2024, (IDR)(e)	1,116,927

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Indonesia – continued
$ 400,000	Listrindo Capital BV, 6.950%, 2/21/2019, 144A	$413,520
1,400,000	Pertamina Persero PT, 4.300%, 5/20/2023, 144A(e)	1,423,278
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	628,498
500,000	TBG Global Pte Ltd., 4.625%, 4/03/2018, 144A	507,500

		8,730,000

	Italy – 0.6%
440,000	Italy Buoni Poliennali Del Tesoro, 1.500%, 6/01/2025, (EUR)(e)	502,069
2,860,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)(e)	3,473,855
2,295,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 8/01/2023, 144A, (EUR)(e)	3,244,261
725,000	UniCredit SpA, EMTN, 6.950%, 10/31/2022, (EUR)(e)	903,563
870,000	Wind Acquisition Finance S.A., 7.375%, 4/23/2021, 144A	828,675

		8,952,423

	Japan – 0.3%
900,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 1.700%, 3/05/2018, 144A(e)	904,615
940,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 2.150%, 9/14/2018, 144A(e)	949,940
540,000	Nissan Motor Acceptance Corp., 2.000%, 3/08/2019, 144A(e)	545,708
1,165,000	Nomura Holdings, Inc., GMTN, 2.750%, 3/19/2019(e)	1,192,191
850,000	SoftBank Group Corp., 4.500%, 4/15/2020, 144A	877,625

		4,470,079

	Korea – 0.6%
3,700,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)(e)	453,626
600,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A(e)	614,633
600,000	Industrial Bank of Korea, 2.375%, 7/17/2017, 144A(e)	606,915
400,000	KEB Hana Bank, 4.000%, 11/03/2016, 144A(e)	403,966
400,000	Korea Development Bank (The), 4.625%, 11/16/2021(e)	453,244
630,000	Korea Development Bank (The), MTN, 4.500%, 11/22/2019, (AUD)	491,638
400,000	Korea National Oil Corp., 3.125%, 4/03/2017, 144A(e)	405,285
2,589,140,000	Korea Treasury Bond, 2.750%, 9/10/2017, (KRW)(e)	2,286,159
1,125,000	Minera y Metalurgica del Boleo S.A. de CV, 2.875%, 5/07/2019, 144A(e)	1,152,297

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Korea – continued
$ 950,000		Shinhan Bank, 2.250%, 4/15/2020, 144A(e)	$961,789
770,000		Shinhan Bank, 3.875%, 3/24/2026, 144A(e)	796,118
140,000		SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A(e)	190,932
200,000		Woori Bank, 5.875%, 4/13/2021, 144A(e)	229,525

			9,046,127

		Luxembourg – 0.1%
430,000		INEOS Group Holdings S.A., 5.750%, 2/15/2019, (EUR)	478,385
500,000		Millicom International Cellular S.A., 4.750%, 5/22/2020, 144A	502,500

			980,885

		Mexico – 1.1%
10,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)(e)	523,997
300,000		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/09/2022, 144A(e)	308,250
640,000		Cemex Finance LLC, 6.000%, 4/01/2024, 144A	620,800
300,000		Cemex SAB de CV, 4.375%, 3/05/2023, 144A, (EUR)	323,237
505,000		Cemex SAB de CV, 5.700%, 1/11/2025, 144A	478,488
200,000		Cemex SAB de CV, 7.750%, 4/16/2026, 144A	209,820
800,000		Gruma SAB de CV, 4.875%, 12/01/2024(e)	864,000
10,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(e)	473,286
746,500	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(e)	4,266,951
186,200	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)(e)	1,064,728
395,000	(†††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)(e)	2,334,446
135,113	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)(e)	840,037
196,000		Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)(e)	202,611
1,020,000		Mexico Government International Bond, 4.125%, 1/21/2026(e)	1,105,680
780,000		Petroleos Mexicanos, 4.250%, 1/15/2025(e)	751,140
625,000		Petroleos Mexicanos, 5.625%, 1/23/2046(e)	569,687
135,000	(†††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)(e)	646,211

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Mexico – continued
$ 925,000	Unifin Financiera SAB de CV SOFOM ENR, 6.250%, 7/22/2019, 144A	$907,425

		16,490,794

	Morocco – 0.1%
965,000	OCP S.A., 4.500%, 10/22/2025, 144A	942,612
590,000	OCP S.A., 6.875%, 4/25/2044, 144A	621,538

		1,564,150

	Netherlands – 0.1%
870,000	Cooperatieve Rabobank UA, 4.375%, 8/04/2025(e)	903,730

	New Zealand – 0.4%
2,891,105	New Zealand Government Bond, 3.000%, 9/20/2030, (NZD)(e)	2,389,616
2,340,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)(e)	1,800,139
2,590,000	New Zealand Government Bond, 5.500%, 4/15/2023, (NZD)(e)	2,247,286

		6,437,041

	Norway – 0.2%
13,275,000	Norway Government Bond, 2.000%, 5/24/2023, 144A, (NOK)(e)	1,715,063
13,760,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)(e)	1,833,658

		3,548,721

	Oman – 0.1%
820,000	Republic of Oman, 4.750%, 6/15/2026, 144A(e)	811,518

	Panama – 0.1%
680,000	Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 5/07/2020, 144A(e)	683,400
300,000	Banco Latinoamericano de Comercio Exterior S.A., 3.750%, 4/04/2017, 144A(e)	306,000

		989,400

	Paraguay – 0.1%
800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	844,000

	Peru – 0.2%
580,000	Southern Copper Corp., 3.875%, 4/23/2025(e)	573,091
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A(e)	1,048,688
1,050,000	Union Andina de Cementos SAA, 5.875%, 10/30/2021, 144A	1,064,175

		2,685,954

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Philippines – 0.0%
$ 175,000	Philippine Long Distance Telephone Co., EMTN, 8.350%, 3/06/2017(e)	$182,875

	Poland – 0.4%
17,080,000	Poland Government Bond, 4.000%, 10/25/2023, (PLN)(e)	4,730,759
3,210,000	Poland Government Bond, 5.500%, 10/25/2019, (PLN)(e)	908,460

		5,639,219

	Portugal – 0.0%
400,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	412,640
225,000	EDP Finance BV, EMTN, 2.000%, 4/22/2025, (EUR)	247,559

		660,199

	Singapore – 0.2%
495,000	BOC Aviation Ltd., 3.000%, 3/30/2020(e)	504,535
2,000,000	DBS Bank Ltd., (fixed rate to 9/21/2017, variable rate thereafter), 3.625%, 9/21/2022, 144A(e)	2,044,482

		2,549,017

	South Africa – 0.1%
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	892,800
500,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	545,645

		1,438,445

	Spain – 0.3%
800,000	Gas Natural Fenosa Finance BV, (fixed rate to 4/24/2024, variable rate thereafter), 3.375% , (EUR)(f)	791,207
430,000	Spain Government Bond, 1.600%, 4/30/2025, 144A, (EUR)(e)	498,605
2,115,000	Spain Government Bond, 4.300%, 10/31/2019, 144A, (EUR)(e)	2,682,994
800,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)(e)	1,118,731

		5,091,537

	Supranationals – 0.3%
855,000	Banque Quest Africaine de Developpement, 5.500%, 5/06/2021, 144A(e)	888,525
840,000	Central American Bank for Economic Integration, 3.875%, 2/09/2017, 144A(e)	848,400
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(e)	1,244,775
1,140,000	International Bank for Reconstruction & Development, 2.500%, 3/12/2020, (AUD)(e)	860,678
70,000,000	International Finance Corp., 7.800%, 6/03/2019, (INR)(e)	1,068,360

		4,910,738

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Sweden – 0.0%
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)(e)	$360,549

	Switzerland – 0.1%
1,075,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A	886,875

	Thailand – 0.1%
1,010,000	Siam Commercial Bank PCL (The), 3.500%, 4/07/2019, 144A(e)	1,053,990
950,000	Thai Oil PCL, 3.625%, 1/23/2023, 144A(e)	979,834

		2,033,824

	Turkey – 0.3%
445,000	Akbank TAS, 4.000%, 1/24/2020, 144A	447,670
800,000	Arcelik AS, 5.000%, 4/03/2023, 144A	791,376
545,000	Export Credit Bank of Turkey, 5.000%, 9/23/2021, 144A	559,011
920,000	TC Ziraat Bankasi AS, 4.250%, 7/03/2019, 144A	932,709
490,000	Turkiye Halk Bankasi AS, 4.750%, 2/11/2021, 144A	487,692
800,000	Turkiye Is Bankasi, 3.875%, 11/07/2017, 144A	810,000
875,000	Yapi ve Kredi Bankasi, 5.250%, 12/03/2018, 144A(e)	906,929

		4,935,387

	United Arab Emirates – 0.1%
850,000	DP World Ltd., 3.250%, 5/18/2020, 144A	864,875
600,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A(e)	609,542

		1,474,417

	United Kingdom – 0.8%
600,000	Anglo American Capital PLC, 2.625%, 9/27/2017, 144A	597,000
525,000	Barclays PLC, 3.650%, 3/16/2025(e)	505,171
1,100,000	Barclays PLC, (fixed rate to 9/15/2019, variable rate thereafter), 6.625% (f)	981,750
400,000	Barclays PLC, (fixed rate to 9/15/2019, variable rate thereafter), 7.000% , (GBP)(f)	468,600
470,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)(e)	819,454
565,000	HSBC Holdings PLC, (fixed rate to 6/01/2021, variable rate thereafter), 6.875% (f)	562,175
295,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(e)	431,134
150,000	Imperial Brands Finance PLC, EMTN, 6.250%, 12/04/2018, (GBP)	221,259

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United Kingdom – continued
$ 400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024(e)	$405,793
1,020,000	Lloyds Banking Group PLC, (fixed rate to 6/27/2024, variable rate thereafter), 7.500% (f)	997,050
400,000	Old Mutual PLC, EMTN, 8.000%, 6/03/2021, (GBP)	569,833
830,000	Royal Bank of Scotland Group PLC, 4.800%, 4/05/2026(e)	844,168
1,130,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(e)	1,148,229
950,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2020, variable rate thereafter), 7.500% (f)	867,198
1,065,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2025, variable rate thereafter), 8.000% (f)	993,113
350,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(e)	345,457
250,000	Standard Chartered PLC, EMTN, (fixed rate to 10/21/2020, variable rate thereafter), 4.000%, 10/21/2025, (EUR)(e)	271,606
130,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	139,218
115,000	Virgin Media Finance PLC, 6.375%, 10/15/2024, 144A, (GBP)	152,328
100,000	WPP PLC, 6.000%, 4/04/2017, (GBP)(e)	137,694

		11,458,230

	United States – 18.8%
15,000	21st Century Fox America, Inc., 6.400%, 12/15/2035	19,046
9,890,000	AbbVie, Inc., 2.500%, 5/14/2020	10,110,774
45,000	AECOM, 5.750%, 10/15/2022	45,900
45,000	AECOM, 5.875%, 10/15/2024	46,125
1,745,000	AES Corp. (The), 4.875%, 5/15/2023	1,723,187
1,000,000	Alcoa, Inc., 5.125%, 10/01/2024	997,500
305,000	Alcoa, Inc., 5.400%, 4/15/2021	324,062
975,000	Alcoa, Inc., 5.900%, 2/01/2027	989,625
3,073,000	Alcoa, Inc., 5.950%, 2/01/2037	2,873,255
8,000,000	Ally Financial, Inc., 3.750%, 11/18/2019	8,020,000
745,000	Ally Financial, Inc., 5.125%, 9/30/2024	758,969
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	140,933
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,000,160

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$ 2,695,000	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	$2,809,537
175,090	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	183,884
6,190,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	6,050,354
300,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	275,530
400,000	Antero Resources Corp., 5.125%, 12/01/2022	384,000
175,000	Antero Resources Corp., 5.375%, 11/01/2021	171,063
3,000,000	Antero Resources Corp., 5.625%, 6/01/2023	2,910,000
1,510,000	AT&T, Inc., 3.400%, 5/15/2025	1,544,590
3,960,000	AT&T, Inc., 4.125%, 2/17/2026	4,253,967
6,901	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2018(c)	7,022
495,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	455,400
925,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	1,045,250
95,000	Avon Products, Inc., 8.700%, 3/15/2043	69,350
200,000	Bank of America Corp., 5.490%, 3/15/2019	216,241
2,700,000	Bank of America Corp., 6.110%, 1/29/2037	3,204,762
115,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	119,265
50,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	40,875
15,000	Boston Scientific Corp., 5.125%, 1/12/2017	15,293
6,320,000	California Resources Corp., 5.000%, 1/15/2020	3,333,800
670,000	California Resources Corp., 5.500%, 9/15/2021	338,350
90,000	California Resources Corp., 6.000%, 11/15/2024	44,100
1,995,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,027,419
510,000	CenturyLink, Inc., 7.650%, 3/15/2042	430,950
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	45,650
605,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	509,712
1,025,000	Chemours Co. (The), 6.625%, 5/15/2023	871,250
190,000	Chemours Co. (The), 7.000%, 5/15/2025	159,363

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$ 3,210,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	$2,038,350
315,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	201,600
495,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	334,125
190,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	133,475
95,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	66,025
100,000	Chesapeake Energy Corp., 7.250%, 12/15/2018	87,000
7,030,000	Chesapeake Energy Corp., 8.000%, 12/15/2022, 144A	5,957,925
780,000	Chevron Corp., 2.419%, 11/17/2020(e)	804,580
1,635,000	Cimarex Energy Co., 4.375%, 6/01/2024	1,709,791
500,000	Citizens Financial Group, Inc., 4.300%, 12/03/2025	526,275
2,913,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	2,771,719
155,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	153,838
480,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	430,800
265,000	Constellation Brands, Inc., 4.750%, 11/15/2024	278,913
1,005,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,057,762
75,986	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	78,737
255,000	Continental Resources, Inc., 3.800%, 6/01/2024	222,488
50,000	Continental Resources, Inc., 4.500%, 4/15/2023	46,625
375,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	350,390
155,000	Cummins, Inc., 5.650%, 3/01/2098	174,550
170,892	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	195,671
1,200,000	Devon Energy Corp., 3.250%, 5/15/2022	1,163,754
990,000	Devon Energy Corp., 5.850%, 12/15/2025	1,092,054
540,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A	562,943
685,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.100%, 7/15/2036, 144A	738,463
495,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 7/15/2046, 144A	532,179
42,000	Dillard’s, Inc., 6.625%, 1/15/2018	44,415

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$ 50,000	Dillard’s, Inc., 7.000%, 12/01/2028	$55,348
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	9,169
300,000	Discovery Communications LLC, 1.900%, 3/19/2027, (EUR)	300,089
395,000	DISH DBS Corp., 5.000%, 3/15/2023	359,450
1,495,000	DISH DBS Corp., 5.875%, 11/15/2024	1,390,350
315,000	DPL, Inc., 6.750%, 10/01/2019	319,725
310,000	DR Horton, Inc., 4.375%, 9/15/2022	319,300
235,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	263,788
600,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	663,550
575,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	700,813
410,000	FedEx Corp., 1.000%, 1/11/2023, (EUR)	460,685
150,000	Foot Locker, Inc., 8.500%, 1/15/2022	177,375
25,000	Ford Motor Co., 6.375%, 2/01/2029	30,788
50,000	Ford Motor Co., 6.625%, 2/15/2028	58,791
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,660,832
40,000	Ford Motor Co., 7.125%, 11/15/2025	49,520
530,000	Ford Motor Co., 7.400%, 11/01/2046	743,267
5,000	Ford Motor Co., 7.500%, 8/01/2026	6,315
5,000,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	5,041,260
1,600,000	Ford Motor Credit Co. LLC, 3.588%, 6/02/2020, (AUD)(e)	1,202,122
1,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	1,059,534
905,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(d)(g)	991,123
2,370,000	Freeport-McMoRan, Inc., 3.875%, 3/15/2023(e)	2,073,750
210,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	166,950
2,475,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	1,986,187
865,000	Frontier Communications Corp., 6.875%, 1/15/2025	726,059
560,000	Frontier Communications Corp., 11.000%, 9/15/2025	579,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$ 205,000	FTS International, Inc., 6.250%, 5/01/2022	$79,950
275,000	Gates Global LLC/Gates Global Co., 6.000%, 7/15/2022, 144A	240,625
50,000	General Electric Co., GMTN, 3.100%, 1/09/2023	53,411
740,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000% (e)(f)	785,140
115,000	General Motors Co., 5.200%, 4/01/2045	113,934
195,000	General Motors Co., 6.750%, 4/01/2046	231,306
5,000,000	General Motors Financial Co., Inc., 2.400%, 4/10/2018	5,039,280
240,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	239,831
925,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	1,005,554
195,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	145,763
500,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	376,250
215,000	Genworth Holdings, Inc., 6.500%, 6/15/2034	151,038
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,728,446
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	139,929
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	260,705
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	504,561
800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)(e)	634,873
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,830,961
3,045,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	3,246,731
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	179,025
70,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.988%, 8/10/2045(h)	63,203
425,000	Halcon Resources Corp., 8.875%, 5/15/2021(b)	85,000
1,000,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,067,500
20,000	HCA, Inc., 4.750%, 5/01/2023	20,500
225,000	HCA, Inc., 7.050%, 12/01/2027	228,375
90,000	HCA, Inc., 7.500%, 12/15/2023	94,500
820,000	HCA, Inc., 7.500%, 11/06/2033	872,787

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$ 1,500,000	HCA, Inc., 7.690%, 6/15/2025	$1,605,000
395,000	HCA, Inc., 8.360%, 4/15/2024	446,350
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	206,700
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	78,000
855,000	Hecla Mining Co., 6.875%, 5/01/2021	818,662
585,000	Hercules, Inc., 6.500%, 6/30/2029	481,162
490,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045, 144A	487,862
310,000	Hexion, Inc., 7.875%, 2/15/2023(c)(d)	77,500
470,000	Highwoods Realty LP, 5.850%, 3/15/2017	483,304
485,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	512,887
450,000	International Lease Finance Corp., 4.625%, 4/15/2021	463,500
1,250,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,339,062
745,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	726,375
145,000	iStar, Inc., 4.875%, 7/01/2018	139,925
3,460,000	iStar, Inc., 5.000%, 7/01/2019	3,226,450
70,000	iStar, Inc., 5.850%, 3/15/2017	70,875
200,000	iStar, Inc., 7.125%, 2/15/2018	205,000
48,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	36,346
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,600
665,000	Jefferies Group LLC, 5.125%, 4/13/2018	695,557
30,000	Jefferies Group LLC, 5.125%, 1/20/2023	31,515
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,075,942
685,000	Jefferies Group LLC, 6.450%, 6/08/2027	760,926
1,410,000	Jefferies Group LLC, 6.875%, 4/15/2021	1,601,319
15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(d)(g)	10,800
110,000	K. Hovnanian Enterprises, Inc., 7.000%, 1/15/2019, 144A	74,800
165,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	113,025

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		United States – continued
$ 1,665,000		KB Home, 8.000%, 3/15/2020	$1,781,550
2,805,000		Kraton Polymers LLC/Kraton Polymers Capital Corp., 10.500%, 4/15/2023, 144A	2,987,325
190,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	192,375
140,000		Level 3 Communications, Inc., 5.750%, 12/01/2022	141,750
330,000		Level 3 Financing, Inc., 5.125%, 5/01/2023	327,112
760,000		Level 3 Financing, Inc., 5.375%, 5/01/2025	754,300
20,000		Macy’s Retail Holdings, Inc., 4.500%, 12/15/2034	17,718
165,000		Masco Corp., 6.500%, 8/15/2032	176,138
865,000		Masco Corp., 7.750%, 8/01/2029	1,021,987
410,000		Micron Technology, Inc., 5.250%, 8/01/2023, 144A	349,525
965,000		Micron Technology, Inc., 5.500%, 2/01/2025	820,250
1,230,000		Micron Technology, Inc., 5.625%, 1/15/2026, 144A	1,023,975
1,430,000		Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	1,365,650
825,000		Morgan Stanley, 2.125%, 4/25/2018	833,634
220,000		Morgan Stanley, 2.500%, 1/24/2019	224,446
450,000		Morgan Stanley, 3.750%, 2/25/2023	476,629
725,000		Morgan Stanley, 5.750%, 1/25/2021	826,605
3,150,000		Morgan Stanley, MTN, 4.100%, 5/22/2023	3,266,115
600,000		Morgan Stanley, MTN, 6.250%, 8/09/2026	754,446
100,000		Morgan Stanley, Series F, MTN, 1.083%, 10/18/2016(h)	100,037
25,000		MPLX LP, 4.500%, 7/15/2023, 144A	24,231
95,000		MPLX LP, 4.875%, 6/01/2025, 144A	92,846
3,000,000		Navient Corp., 5.000%, 10/26/2020	2,812,500
95,000		Navient Corp., 5.875%, 10/25/2024	81,225
175,000		Navient LLC, 4.875%, 6/17/2019	168,875
915,000		Navient LLC, 5.500%, 1/25/2023	802,912
1,600	(††††)	Navient LLC, 6.000%, 12/15/2043	33,051

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$ 40,000	Navient LLC, MTN, 4.625%, 9/25/2017	$40,300
60,000	Navient LLC, MTN, 5.500%, 1/15/2019	60,114
1,130,000	Navient LLC, MTN, 7.250%, 1/25/2022	1,076,325
10,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	9,950
2,560,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(d)(g)	1,798,400
360,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	389,250
1,335,000	Neptune Finco Corp., 10.875%, 10/15/2025, 144A	1,525,237
4,457,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,323,290
525,000	New Albertson’s, Inc., 7.750%, 6/15/2026	503,344
5,710,000	New Albertson’s, Inc., 8.000%, 5/01/2031	5,660,037
2,110,000	New Albertson’s, Inc., 8.700%, 5/01/2030	2,110,000
1,265,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,125,850
365,000	Newell Brands, Inc., 4.000%, 12/01/2024	381,424
65,000	Newfield Exploration Co., 5.625%, 7/01/2024	65,000
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	19,400
1,019,000	Noble Energy, Inc., 5.625%, 5/01/2021	1,063,113
135,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	124,706
220,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	200,200
290,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	277,675
2,275,000	Oceaneering International, Inc., 4.650%, 11/15/2024	2,215,327
420,000	Old Republic International Corp., 4.875%, 10/01/2024	448,613
5,085,000	ONEOK Partners LP, 4.900%, 3/15/2025	5,332,517
25,000	ONEOK Partners LP, 6.200%, 9/15/2043	26,560
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	55,825
140,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	144,200
7,000	Owens Corning, 6.500%, 12/01/2016	7,099
535,000	Owens Corning, 7.000%, 12/01/2036	652,728

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$ 2,965,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	$2,942,762
540,000	PulteGroup, Inc., 6.000%, 2/15/2035	537,300
785,000	PulteGroup, Inc., 6.375%, 5/15/2033	814,437
220,000	PulteGroup, Inc., 7.875%, 6/15/2032	249,150
285,000	QEP Resources, Inc., 5.250%, 5/01/2023	262,200
145,000	QEP Resources, Inc., 5.375%, 10/01/2022	135,213
125,000	QEP Resources, Inc., 6.875%, 3/01/2021	126,250
255,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	246,075
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,418,437
650,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	526,500
400,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	408,000
60,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	51,060
476,000	Qwest Corp., 6.875%, 9/15/2033	469,383
115,000	Qwest Corp., 7.250%, 9/15/2025	122,671
480,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	470,400
200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	162,000
230,000	Range Resources Corp., 4.875%, 5/15/2025	219,075
850,000	Range Resources Corp., 5.000%, 8/15/2022	801,125
220,000	Range Resources Corp., 5.000%, 3/15/2023	206,250
1,075,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,103,057
230,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 4/15/2023	232,045
665,000	Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	671,650
20,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	19,925
970,000	Santander Holdings USA, Inc., 2.650%, 4/17/2020(e)	957,851
25,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	25,719
640,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	666,400
420,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	431,550

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$ 760,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	$801,800
2,675,000	Springleaf Finance Corp., 5.250%, 12/15/2019	2,491,094
330,000	Springleaf Finance Corp., 7.750%, 10/01/2021	317,625
130,000	Springleaf Finance Corp., 8.250%, 10/01/2023	123,500
400,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	402,000
2,349,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,843,965
2,240,000	Sprint Capital Corp., 8.750%, 3/15/2032	1,915,200
26,000	Sprint Communications, Inc., 6.000%, 12/01/2016	26,163
1,720,000	Sprint Communications, Inc., 6.000%, 11/15/2022	1,353,468
120,000	Sprint Corp., 7.125%, 6/15/2024	95,700
2,840,000	Sprint Corp., 7.875%, 9/15/2023	2,321,700
2,910,000	SUPERVALU, Inc., 6.750%, 6/01/2021	2,444,342
670,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	663,300
175,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018	178,063
1,365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 3/15/2024, 144A	1,399,125
520,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	503,100
100,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	95,750
1,360,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,096,500
820,000	Textron, Inc., 5.950%, 9/21/2021	949,405
90,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	83,830
565,000	Time Warner Cable, Inc., 5.250%, 7/15/2042, (GBP)(e)	787,525
85,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	89,283
945,000	Toys “R” Us, Inc., 7.375%, 10/15/2018	803,250
1,680,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026, 144A	2,090,763
171,000	TransDigm, Inc., 6.500%, 7/15/2024	173,459
185,000	TransDigm, Inc., 6.500%, 5/15/2025	185,463
6,665,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	6,648,337

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$ 90,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.375%, 6/15/2019	$90,450
5,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 5.875%, 6/15/2024	5,081
8,530,000	U.S. Treasury Note, 0.375%, 10/31/2016	8,530,580
8,520,000	U.S. Treasury Note, 0.500%, 11/30/2016	8,524,584
4,910,000	U.S. Treasury Note, 0.625%, 8/31/2017(e)(i)	4,914,409
2,250,000	U.S. Treasury Note, 1.625%, 5/31/2023	2,300,800
10,257	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	10,539
630,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	656,775
2,940,000	United Rentals North America, Inc., 5.500%, 7/15/2025	2,895,900
2,635,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,654,762
295,000	United Rentals North America, Inc., 7.625%, 4/15/2022	314,912
1,940,000	United States Steel Corp., 6.650%, 6/01/2037	1,299,800
690,000	United States Steel Corp., 7.375%, 4/01/2020	649,255
770,000	United States Steel Corp., 7.500%, 3/15/2022	673,509
111,922	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	128,151
59,592	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	65,969
422,020	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	449,497
230,000	USG Corp., 9.750%, 1/15/2018	252,138
25,000	Viacom, Inc., 4.375%, 3/15/2043	20,194
180,000	Viacom, Inc., 4.850%, 12/15/2034	167,813
395,000	Viacom, Inc., 5.250%, 4/01/2044	370,148
145,000	Viacom, Inc., 5.850%, 9/01/2043	145,382
1,380,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	1,469,700
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	75,862
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	416,745
1,060,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	975,200
350,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	315,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$ 130,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	$116,188
555,000	Whiting Petroleum Corp., 6.500%, 10/01/2018	532,800
55,000	Windstream Services LLC, 7.500%, 6/01/2022	49,500
1,955,000	Windstream Services LLC, 7.500%, 4/01/2023	1,744,837
1,105,000	Windstream Services LLC, 7.750%, 10/01/2021	1,041,462
500,000	WPX Energy, Inc., 5.250%, 1/15/2017	501,250
125,000	Xerox Corp., 6.750%, 2/01/2017	128,355

		280,650,630

	Total Non-Convertible Bonds (Identified Cost $443,912,953)	449,768,413

Convertible Bonds – 0.9%

	United States – 0.9%
975,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020	956,719
10,000	CalAmp Corp., 1.625%, 5/15/2020	9,275
190,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	175,869
565,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	521,212
185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	215,872
530,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(j)	679,725
275,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	222,406
1,125,000	Intel Corp., 3.250%, 8/01/2039	1,828,828
1,000,000	KB Home, 1.375%, 2/01/2019	955,000
1,690,000	Nuance Communications, Inc., 1.000%, 12/15/2035, 144A	1,485,087
2,200,000	Old Republic International Corp., 3.750%, 3/15/2018	2,810,500
1,450,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	1,468,125
1,560,000	Rovi Corp., 0.500%, 3/01/2020	1,472,047
40,000	RPM International, Inc., 2.250%, 12/15/2020	46,400
90,000	Trinity Industries, Inc., 3.875%, 6/01/2036	97,313

	Total Convertible Bonds (Identified Cost $11,214,281)	12,944,378

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Municipals – 0.0%

	United States – 0.0%
$ 415,000	State of Illinois, 5.100%, 6/01/2033	$398,844
130,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	109,443

	Total Municipals (Identified Cost $454,434)	508,287

	Total Bonds and Notes (Identified Cost $455,581,668)	463,221,078

Senior Loans – 0.3%

	United States – 0.3%
1,814,063	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(h)	1,806,879
1,065,000	Flying Fortress, Inc., New Term Loan, 3.500%, 4/30/2020(h)	1,062,007
445,089	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(h)	442,308
120,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(h)	116,400
13,567	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(h)	5,291
837,245	Supervalu, Inc., Refi Term Loan B, 5.500%, 3/21/2019(h)	835,152

	Total Senior Loans (Identified Cost $4,289,180)	4,268,037

Shares
Preferred Stocks – 0.0%

	United States – 0.0%
2,585	Alcoa, Inc., Series 1, 5.375%	84,969
460	Chesapeake Energy Corp., 5.000%(b)	11,035
40	Chesapeake Energy Corp., 5.750%(b)	10,675
720	Chesapeake Energy Corp., 5.750%(b)	201,150
100	Chesapeake Energy Corp., Series A, 5.750% 144A(b)	26,688
2,380	El Paso Energy Capital Trust I, 4.750%	119,690

	Total Preferred Stocks (Identified Cost $690,656)	454,207

Principal Amount (‡)
Short-Term Investments – 4.0%
$ 17,806	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2016 at 0.000% to be repurchased at $17,806 on 7/01/2016 collateralized by $17,800 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $18,224 including accrued interest(k)	17,806

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – continued
$ 60,172,336	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $60,172,386 on 7/01/2016 collateralized by $59,305,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $61,380,675 including accrued interest(k)	$60,172,336

	Total Short-Term Investments (Identified Cost $60,190,142)	60,190,142

	Total Investments – 99.2% (Identified Cost $1,364,724,622)(a)	1,478,960,435
	Other assets less liabilities – 0.8%	12,215,674

	Net Assets – 100.0%	$1,491,176,109

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been substantiated by the adviser are considered and classified as fair valued securities.

As of June 30, 2016, securities of the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$320,621,043	21.5%	$2,800,323	0.2%	$168,418	Less than 0.1%

[1]	Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2016, the net unrealized appreciation on investments based on a cost of $1,365,945,795 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$167,641,743
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(54,627,103)

Net unrealized appreciation	$113,014,640

(b)	Non-income producing security.
(c)	Fair valued by the Fund’s adviser. At June 30, 2016, the value of these securities amounted to $168,418 or less than 0.1% of net assets.
(d)	Illiquid security.
(e)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(f)	Perpetual bond with no specified maturity date.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2016, the value of these securities amounted to $2,800,323 or 0.2% of net assets.
(h)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of Rule 144A holdings amounted to $118,364,020 or 7.9% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah

INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	9/21/2016	Australian Dollar	2,758,000	$2,051,143	$1,512
Sell[1]	9/21/2016	Australian Dollar	670,000	498,284	(4,038)
Buy[1]	9/21/2016	Brazilian Real	1,895,000	576,177	34,670
Sell[1]	9/21/2016	Brazilian Real	1,895,000	576,177	(58,544)
Buy[1]	9/21/2016	British Pound	3,740,000	4,982,569	(421,394)
Sell[1]	9/21/2016	British Pound	1,370,000	1,825,166	133,092
Sell[1]	9/21/2016	Canadian Dollar	2,895,000	2,241,155	21,837
Buy[2]	9/21/2016	Euro	38,170,000	42,479,095	(891,186)
Sell[2]	9/21/2016	Euro	1,800,000	2,003,206	39,200
Sell[1]	9/21/2016	Indonesian Rupiah	39,600,000,000	2,956,441	(18,974)
Buy[1]	9/21/2016	Japanese Yen	2,486,500,000	24,142,052	770,382
Sell[3]	9/21/2016	Mexican Peso	117,600,000	6,382,814	(58,124)
Sell[1]	9/21/2016	New Zealand Dollar	8,162,000	5,804,835	(28,873)
Sell[3]	9/21/2016	Norwegian Krone	4,200,000	501,791	14,705
Buy[4]	9/21/2016	Polish Zloty	7,800,000	1,973,544	(37,780)
Sell[4]	9/21/2016	Polish Zloty	22,220,000	5,622,070	27,705
Sell[3]	9/21/2016	Swedish Krona	3,100,000	367,642	15,430

Total					$(460,380)

At June 30, 2016, the Fund had the following open forward cross currency contracts:

					Unrealized
					Appreciation
Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		(Depreciation)
9/21/2016	Norwegian Krone	14,180,000	Euro[1]	1,518,075	$(4,687)

[1]	Counterparty is Credit Suisse International
[2]	Counterparty is Morgan Stanley & Co.
[3]	Counterparty is UBS AG
[4]	Counterparty is Citibank N.A.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Common Stocks*
Belgium	$—	$33,973,757	$—		$33,973,757
China	34,455,418	716,125	83,896	(a)	35,255,439
Denmark	—	16,798,168	—		16,798,168
France	—	21,854,830	—		21,854,830
Germany	—	8,876,260	—		8,876,260
Hong Kong	—	32,732,702	—		32,732,702
India	14,381,451	17,270,722	—		31,652,173
Italy	—	15,394,904	—		15,394,904
Japan	—	40,292,314	—		40,292,314
Sweden	—	27,840,633	—		27,840,633
Switzerland	—	60,795,929	—		60,795,929
United Kingdom	—	44,074,699	—		44,074,699
All Other Common Stocks*	581,285,163	—	—		581,285,163

Total Common Stocks	630,122,032	320,621,043	83,896		950,826,971

Bonds and Notes
Non-Convertible Bonds
United States	33,051	280,533,057	84,522	(a)	280,650,630
All Other Non-Convertible Bonds*	—	169,117,783	—		169,117,783

Total Non-Convertible Bonds	33,051	449,650,840	84,522		449,768,413

Convertible Bonds*	—	12,944,378	—		12,944,378
Municipals*	—	508,287	—		508,287

Total Bonds and Notes	33,051	463,103,505	84,522		463,221,078

Senior Loans*	—	4,268,037	—		4,268,037
Preferred Stocks*	204,659	238,513	11,035	(b)	454,207
Short-Term Investments	—	60,190,142	—		60,190,142

Total Investments	630,359,742	848,421,240	179,453		1,478,960,435

Forward Foreign Currency Contracts (unrealized appreciation)	—	1,058,533	—		1,058,533

Total	$630,359,742	$849,479,773	$179,453		$1,480,018,968

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,523,600)	$—	$(1,523,600)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices for which the inputs are unobservable to the Fund.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair values as of September 30, 2015 and/or June 30, 2016:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2016
Common Stocks
China	$—	$—	$—	$(292,569)	$376,465	$—	$—	$—	$83,896	$(292,569)
Bonds and Notes
Non-Convertible Bonds
United States	171,786	3,170	—	(90,077)	—	—	164,300	(164,657)	84,522	(90,077)
Convertible Preferred Stocks
United States	—	—	—	(12,138)	—	—	23,173	—	11,035	(12,138)

Total	$171,786	$3,170	$—	$(394,784)	$376,465	$—	$187,473	$(164,657)	$179,453	$(394,784)

Debt securities valued at $164,300 were transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $164,657 was transferred from Level 3 to Level 2 during the period ended June 30, 2016. At September 30, 2015, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At June 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A preferred stock valued at $23,173 was transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2016, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The following is a summary of derivative instruments for the Fund, as of June 30, 2016:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$1,058,533

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,523,600)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of June 30, 2016, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Citibank N.A.	$(10,075)	$—
Morgan Stanley & Co.	(851,986)	822,607
UBS AG	(27,989)	—

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2016:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$1,881,140	$—

These amounts include cash received as collateral of $1,070,000.

Industry Summary at June 30, 2016 (Unaudited)

Internet Software & Services	7.4%
Pharmaceuticals	5.6
Treasuries	5.0
Aerospace & Defense	4.6
Insurance	4.5
Banking	4.2
Diversified Financial Services	4.0
Chemicals	3.8
IT Services	3.7
Specialty Retail	3.5
Beverages	3.5
Media	3.1
Banks	2.7
Internet & Catalog Retail	2.6
Hotels, Restaurants & Leisure	2.1
Other Investments, less than 2% each	34.9
Short-Term Investments	4.0

Total Investments	99.2
Other assets less liabilities (including forward foreign currency contracts)	0.8

Net Assets	100.0%

Currency Exposure Summary at June 30, 2016 (Unaudited)

United States Dollar	71.1%
Euro	6.4
Swiss Franc	4.1
British Pound	3.1
Japanese Yen	2.7
Hong Kong Dollar	2.3
Indian Rupee	2.2
Other, less than 2% each	7.3

Total Investments	99.2
Other assets less liabilities (including forward foreign currency contracts)	0.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2016 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks – 97.8% of Net Assets

	Air Freight & Logistics – 6.0%
2,240,395	Expeditors International of Washington, Inc.	$109,868,971
958,042	United Parcel Service, Inc., Class B	103,200,284

		213,069,255

	Beverages – 11.2%
2,962,761	Coca-Cola Co. (The)	134,301,956
1,104,650	Monster Beverage Corp.(b)	177,528,302
1,496,484	SABMiller PLC, Sponsored ADR	87,604,173

		399,434,431

	Biotechnology – 2.2%
517,810	Amgen, Inc.	78,784,792

	Capital Markets – 3.2%
157,397	Greenhill & Co., Inc.	2,534,092
2,324,420	SEI Investments Co.	111,827,846

		114,361,938

	Communications Equipment – 5.0%
6,136,361	Cisco Systems, Inc.	176,052,197

	Consumer Finance – 0.9%
536,892	American Express Co.	32,621,558

	Diversified Financial Services – 2.0%
449,543	FactSet Research Systems, Inc.	72,565,231

	Energy Equipment & Services – 2.7%
1,200,284	Schlumberger Ltd.	94,918,459

	Food Products – 3.8%
9,610,767	Danone, Sponsored ADR	136,184,568

	Health Care Equipment & Supplies – 2.4%
1,021,204	Varian Medical Systems, Inc.(b)	83,973,605

	Health Care Technology – 2.6%
1,596,574	Cerner Corp.(b)	93,559,236

	Hotels, Restaurants & Leisure – 2.6%
1,100,437	Yum! Brands, Inc.	91,248,236

	Household Products – 3.6%
1,487,147	Procter & Gamble Co. (The)	125,916,736

	Internet & Catalog Retail – 6.7%
333,681	Amazon.com, Inc.(b)	238,788,797

	Internet Software & Services – 14.6%
1,782,564	Alibaba Group Holding Ltd., Sponsored ADR(b)	141,767,315
126,135	Alphabet, Inc., Class A(b)	88,739,756
125,907	Alphabet, Inc., Class C(b)	87,140,235

Shares	Description	Value (†)
Common Stocks – continued

	Internet Software & Services – continued
1,765,052	Facebook, Inc., Class A(b)	$201,710,143

		519,357,449

	IT Services – 5.6%
375,608	Automatic Data Processing, Inc.	34,507,107
2,199,920	Visa, Inc., Class A	163,168,066

		197,675,173

	Pharmaceuticals – 7.4%
887,247	Merck & Co., Inc.	51,114,300
1,100,484	Novartis AG, Sponsored ADR	90,800,935
2,269,093	Novo Nordisk AS, Sponsored ADR	122,031,821

		263,947,056

	Semiconductors & Semiconductor Equipment – 6.6%
253,514	Analog Devices, Inc.	14,359,033
1,906,392	ARM Holdings PLC, Sponsored ADR	86,759,900
2,509,973	QUALCOMM, Inc.	134,459,254

		235,578,187

	Software – 8.7%
1,441,746	Autodesk, Inc.(b)	78,056,128
1,526,436	Microsoft Corp.	78,107,730
3,741,805	Oracle Corp.	153,152,079

		309,315,937

	Total Common Stocks (Identified Cost $3,172,417,191)	3,477,352,841

Principal Amount
Short-Term Investments – 1.8%
$ 64,504,622	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $64,504,676 on 7/01/2016 collateralized by $63,570,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $65,794,950 including accrued interest(c) (Identified Cost $64,504,622)	64,504,622

	Total Investments – 99.6% (Identified Cost $3,236,921,813)(a)	3,541,857,463
	Other assets less liabilities – 0.4%	12,634,670

	Net Assets – 100.0%	$3,554,492,133

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2016, the net unrealized appreciation on investments based on a cost of $3,236,921,813 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$323,500,044
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(18,564,394)

Net unrealized appreciation	$304,935,650

At September 30, 2015, the Fund had a capital loss carryforward of $18,909,834 which expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,477,352,841	$—	$—	$3,477,352,841
Short-Term Investments	—	64,504,622	—	64,504,622

Total	$3,477,352,841	$64,504,622	$—	$3,541,857,463

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2016 there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2016 (Unaudited)

Internet Software & Services	14.6%
Beverages	11.2
Software	8.7
Pharmaceuticals	7.4
Internet & Catalog Retail	6.7
Semiconductors & Semiconductor Equipment	6.6
Air Freight & Logistics	6.0
IT Services	5.6
Communications Equipment	5.0
Food Products	3.8
Household Products	3.6
Capital Markets	3.2
Energy Equipment & Services	2.7
Health Care Technology	2.6
Hotels, Restaurants & Leisure	2.6
Health Care Equipment & Supplies	2.4
Biotechnology	2.2
Diversified Financial Services	2.0
Consumer Finance	0.9
Short-Term Investments	1.8

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2016 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 94.4% of Net Assets

Non-Convertible Bonds – 88.6%

	ABS Home Equity – 2.1%
$ 300,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 2.946%, 6/17/2031, 144A(b)	$287,043
192,837	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	194,683
130,674	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	133,070
113,778	Banc of America Funding Corp., Series 2007-4, Class 5A1, 5.500%, 11/25/2034	112,755
148,360	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	151,937
231,317	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.723%, 4/25/2035(b)	182,101
144,619	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 3.061%, 11/20/2035(b)	127,564
270,331	DSLA Mortgage Loan, Series 2005-AR5, Class 2A1A, 0.778%, 9/19/2045(b)	194,304
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 4.703%, 11/25/2023(b)	250,468
305,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.753%, 10/25/2027(b)	304,546
217,027	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.406%, 7/19/2035(b)	196,569
78,166	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 3.531%, 3/25/2036(b)	54,983
277,778	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.953%, 1/25/2036(b)	171,435
371,337	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 3.052%, 3/25/2035(b)	318,057
352,335	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1, 2.826%, 3/25/2035(b)	260,699
70,425	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.949%, 5/25/2036(b)	62,867
483,028	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 1.928%, 1/25/2047(b)	431,752

		3,434,833

	ABS Other – 0.5%
280,476	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)	265,930
74,279	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	75,684
450,000	Springleaf Funding Trust, Series 2014-AA, Class C, 4.450%, 12/15/2022, 144A	443,886

		785,500

	Aerospace & Defense – 2.9%
210,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	207,249

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Aerospace & Defense – continued
$ 125,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	$130,781
115,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	121,612
770,000	KLX, Inc., 5.875%, 12/01/2022, 144A	754,600
1,500,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,398,750
900,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	942,750
620,000	TransDigm, Inc., 6.000%, 7/15/2022	623,212
515,000	TransDigm, Inc., 6.500%, 7/15/2024	522,406

		4,701,360

	Airlines – 0.1%
90,302	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	91,883
131,253	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	131,253

		223,136

	Automotive – 1.3%
115,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	117,156
240,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	247,800
620,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	592,100
310,000	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021, 144A	313,100
735,000	ZF North America Capital, Inc., 4.750%, 4/29/2025, 144A	744,643

		2,014,799

	Banking – 4.2%
1,985,000	Ally Financial, Inc., 4.625%, 3/30/2025	1,952,744
1,195,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,394,780
395,000	Deutsche Bank AG, 4.500%, 4/01/2025	363,616
470,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	430,283
895,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	848,564
300,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024	292,531
335,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	340,404
1,025,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022(c)	1,074,930

		6,697,852

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brokerage – 0.3%
$ 535,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	$460,100

	Building Materials – 1.7%
890,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	818,800
350,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	367,185
50,000	Masco Corp., 6.500%, 8/15/2032	53,375
345,000	Masco Corp., 7.750%, 8/01/2029	407,613
245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	263,324
180,000	U.S. Concrete, Inc., 6.375%, 6/01/2024, 144A	180,000
555,000	Vulcan Materials Co., 4.500%, 4/01/2025	592,462

		2,682,759

	Cable Satellite – 6.2%
795,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	780,587
170,000	Cablevision S.A., 6.500%, 6/15/2021, 144A	172,975
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	482,367
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	628,516
430,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	441,287
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	15,786
760,000	CSC Holdings LLC, 5.250%, 6/01/2024	691,600
75,000	CSC Holdings LLC, 6.750%, 11/15/2021	76,500
895,000	DISH DBS Corp., 5.125%, 5/01/2020	910,103
1,620,000	DISH DBS Corp., 5.875%, 11/15/2024	1,506,600
220,000	Neptune Finco Corp., 10.125%, 1/15/2023, 144A	246,400
200,000	Neptune Finco Corp., 10.875%, 10/15/2025, 144A	228,500
150,000	Sirius XM Radio, Inc., 5.750%, 8/01/2021, 144A	155,813
1,485,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,521,976
515,000	Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH, 5.000%, 1/15/2025, 144A	504,700
265,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	260,031
485,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	485,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – continued
$ 375,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	$367,969
395,000	Virgin Media Secured Finance PLC, 5.500%, 8/15/2026, 144A	384,138
135,850	Wave Holdco LLC/Wave Holdco Corp., PIK, 8.250%, 7/15/2019, 144A(d)	136,529

		9,997,377

	Chemicals – 0.8%
1,510,000	Hercules, Inc., 6.500%, 6/30/2029	1,241,975

	Construction Machinery – 0.5%
800,000	United Rentals North America, Inc., 5.750%, 11/15/2024	806,000

	Consumer Cyclical Services – 1.0%
455,000	Interval Acquisition Corp., 5.625%, 4/15/2023	456,138
1,095,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	1,125,112

		1,581,250

	Electric – 1.8%
520,000	AES Corp. (The), 5.500%, 4/15/2025	521,950
150,000	AES Corp. (The), 6.000%, 5/15/2026	153,188
1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(c)	1,710,402
425,000	NRG Energy, Inc., 6.250%, 7/15/2022	412,250
100,000	NRG Energy, Inc., 6.625%, 3/15/2023	98,500
9,400	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	9,400

		2,905,690

	Environmental – 0.3%
335,000	GFL Environmental, Inc., 7.875%, 4/01/2020, 144A	336,675
95,000	GFL Environmental, Inc., 9.875%, 2/01/2021, 144A	101,175

		437,850

	Finance Companies – 5.5%
740,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.500%, 5/15/2021	757,205
685,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.000%, 10/01/2021	712,400
515,000	Aircastle Ltd., 5.500%, 2/15/2022	535,600
600,000	iStar, Inc., 4.000%, 11/01/2017	590,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – continued
$ 505,000	iStar, Inc., 5.000%, 7/01/2019	$470,913
1,015,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	908,425
585,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	592,312
870,000	Navient Corp., 5.000%, 10/26/2020	815,625
200,000	Navient Corp., 5.875%, 3/25/2021	188,874
435,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	431,194
540,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	511,650
1,335,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	1,288,275
1,110,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,068,375

		8,871,098

	Financial Other – 1.4%
565,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp, 6.000%, 8/01/2020	557,938
695,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019	679,362
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	169,673
804,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	806,010

		2,212,983

	Food & Beverage – 1.3%
1,800,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	511,316
840,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	831,600
305,000	JBS USA LLC/JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	286,700
20,000	JBS USA LLC/JBS USA Finance, Inc., 7.250%, 6/01/2021, 144A	20,700
385,000	Marfrig Holdings Europe BV, 8.000%, 6/08/2023, 144A	392,700

		2,043,016

	Gaming – 1.2%
175,000	Boyd Gaming Corp., 6.375%, 4/01/2026, 144A	182,875
375,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	386,250
725,000	MGM Resorts International, 6.000%, 3/15/2023	764,875
600,000	MGM Resorts International, 6.750%, 10/01/2020	655,500

		1,989,500

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Government Owned—No Guarantee – 2.4%
$ 725,000		Petrobras Global Finance BV, 4.875%, 3/17/2020	$679,687
600,000		Petrobras Global Finance BV, 5.375%, 1/27/2021	549,570
530,000		Petrobras Global Finance BV, 6.250%, 3/17/2024	470,375
300,000		Petrobras Global Finance BV, 8.375%, 5/23/2021	309,600
160,521	(††)	Petroleos Mexicanos, 7.190%, 9/12/2024, 144A, (MXN)	792,823
129,850	(††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)	621,560
510,000		YPF S.A., 31.354%, 7/07/2020, 144A(b)	510,000

			3,933,615

		Health Insurance – 0.2%
365,000		Centene Corp., 6.125%, 2/15/2024, 144A	388,041

		Healthcare – 4.7%
360,000		Amsurg Corp., 5.625%, 7/15/2022	369,900
425,000		CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	371,875
560,000		ExamWorks Group, Inc., 5.625%, 4/15/2023	621,600
145,000		Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024, 144A	149,713
260,000		HCA, Inc., 5.375%, 2/01/2025	266,500
170,000		HCA, Inc., 7.050%, 12/01/2027	172,550
655,000		HCA, Inc., 7.500%, 12/15/2023	687,750
145,000		HCA, Inc., 7.500%, 11/06/2033	154,334
590,000		HCA, Inc., 7.690%, 6/15/2025	631,300
480,000		HCA, Inc., 8.360%, 4/15/2024	542,400
820,000		HCA, Inc., MTN, 7.580%, 9/15/2025	869,200
515,000		HCA, Inc., MTN, 7.750%, 7/15/2036	535,600
305,000		LifePoint Health, Inc., 5.500%, 12/01/2021	317,963
65,000		MEDNAX, Inc., 5.250%, 12/01/2023, 144A	65,813
235,000		Team Health, Inc., 7.250%, 12/15/2023, 144A	251,478
310,000		Tenet Healthcare Corp., 5.000%, 3/01/2019	299,925
675,000		Tenet Healthcare Corp., 6.750%, 6/15/2023	646,312

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$ 705,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	$568,406

		7,522,619

	Home Construction – 1.4%
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(e)(f)(g)	12
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(f)(h)	540,000
800,000	Lennar Corp., 4.750%, 5/30/2025	776,000
915,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.375%, 6/15/2019	919,575
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A(e)(f)(g)	2
900,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(e)(f)(g)	9

		2,235,598

	Independent Energy – 8.2%
1,205,000	Antero Resources Corp., 5.125%, 12/01/2022	1,156,800
110,000	Antero Resources Corp., 5.375%, 11/01/2021	107,525
685,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	551,425
370,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	148,925
650,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	266,500
75,000	California Resources Corp., 5.000%, 1/15/2020	39,563
845,000	California Resources Corp., 5.500%, 9/15/2021	426,725
380,000	California Resources Corp., 6.000%, 11/15/2024	186,200
1,360,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	863,600
70,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	44,800
110,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	74,250
300,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	210,750
70,000	Concho Resources, Inc., 5.500%, 10/01/2022	70,350
125,000	Concho Resources, Inc., 5.500%, 4/01/2023	125,313
645,000	Continental Resources, Inc., 3.800%, 6/01/2024	562,762
235,000	Continental Resources, Inc., 4.500%, 4/15/2023	219,138
115,000	Continental Resources, Inc., 5.000%, 9/15/2022	112,413

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$ 690,000	Eclipse Resources Corp., 8.875%, 7/15/2023	$652,050
170,000	Halcon Resources Corp., 8.625%, 2/01/2020, 144A	160,330
115,000	Halcon Resources Corp., 8.875%, 5/15/2021(i)	23,000
490,000	Halcon Resources Corp., 9.750%, 7/15/2020(i)	111,475
145,000	Matador Resources Co., 6.875%, 4/15/2023	147,900
410,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	303,400
180,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	139,500
585,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	450,450
185,000	Newfield Exploration Co., 5.625%, 7/01/2024	185,000
625,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	577,344
485,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	464,387
405,000	QEP Resources, Inc., 5.250%, 5/01/2023	372,600
520,000	QEP Resources, Inc., 5.375%, 10/01/2022	484,900
1,150,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020, 144A(j)	247,250
1,025,000	Rice Energy, Inc., 6.250%, 5/01/2022	1,017,312
565,000	RSP Permian, Inc., 6.625%, 10/01/2022	581,950
330,000	Sanchez Energy Corp., 6.125%, 1/15/2023	254,925
70,000	Sanchez Energy Corp., 7.750%, 6/15/2021	59,325
920,000	SM Energy Co., 5.000%, 1/15/2024	786,600
35,000	SM Energy Co., 6.125%, 11/15/2022	32,156
395,000	Southwestern Energy Co., 4.950%, 1/23/2025	378,212
115,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A(e)	77,338
55,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	50,600
455,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	410,637

		13,135,680

	Industrial Other – 0.2%
330,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	352,275

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Integrated Energy – 0.2%
$ 100,000	Pacific Exploration and Production Corp., 5.125%, 3/28/2023, 144A(e)	$18,500
800,000	Pacific Exploration and Production Corp., 5.375%, 1/26/2019, 144A(e)	148,000
580,000	Pacific Exploration and Production Corp., 5.625%, 1/19/2025, 144A(e)	107,300

		273,800

	Life Insurance – 0.2%
340,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	350,200

	Media Entertainment – 1.3%
470,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	447,205
1,155,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	1,155,000
481,000	DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020, 144A	508,958

		2,111,163

	Metals & Mining – 3.1%
200,000	Anglo American Capital PLC, 4.125%, 9/27/2022, 144A	185,500
200,000	Anglo American Capital PLC, 4.875%, 5/14/2025, 144A	190,000
1,395,000	ArcelorMittal, 7.750%, 3/01/2041	1,328,737
795,000	CONSOL Energy, Inc., 5.875%, 4/15/2022	693,637
180,000	Constellium NV, 4.625%, 5/15/2021, 144A, (EUR)	157,557
460,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(e)(f)(h)	83,950
175,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	140,656
270,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	208,575
1,375,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024(c)	1,203,125
85,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	68,213
245,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A	202,125
440,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	448,800

		4,910,875

	Midstream – 5.8%
250,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/2024	239,782
200,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	199,000
40,000	Kinder Morgan Energy Partners LP, 3.450%, 2/15/2023	38,888

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$ 60,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	$58,612
75,000	Kinder Morgan Energy Partners LP, 4.700%, 11/01/2042	67,570
30,000	Kinder Morgan Energy Partners LP, 5.000%, 3/01/2043	28,404
270,000	MPLX LP, 4.875%, 12/01/2024, 144A	263,023
570,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	518,700
365,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	319,375
445,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	434,414
295,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	315,545
385,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/2022	338,800
985,000	Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	994,850
480,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	478,200
425,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	436,687
935,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 8/15/2022	804,100
1,863,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	1,844,370
95,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	85,263
640,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	604,800
300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	300,750
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 2/01/2021	15,263
355,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019	370,975
360,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022	375,300
180,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	177,300

		9,309,971

	Non-Agency Commercial Mortgage-Backed Securities – 2.1%
935,000	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 8.648%, 5/15/2020, 144A(b)(f)(h)	906,950
1,690,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.988%, 8/10/2045(b)	1,525,901
805,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 4.602%, 11/05/2030, 144A(b)	810,057
125,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(b)	122,975

		3,365,883

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – 0.7%
$ 130,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	$92,624
430,000	Ensco PLC, 5.750%, 10/01/2044	258,000
160,000	Noble Holding International Ltd., 5.250%, 3/15/2042	91,200
160,000	Noble Holding International Ltd., 6.050%, 3/01/2041	96,000
435,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(e)(f)(h)	130,500
905,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(e)(f)(h)	271,500
35,000	Parker Drilling Co., 6.750%, 7/15/2022	26,337
100,000	Rowan Cos., Inc., 5.850%, 1/15/2044	67,010
40,000	Transocean, Inc., 5.050%, 10/15/2022	28,300

		1,061,471

	Packaging – 1.3%
395,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	389,075
200,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	204,125
755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	800,300
775,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	741,094

		2,134,594

	Pharmaceuticals – 2.5%
1,540,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	1,324,400
530,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	454,581
265,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	212,828
85,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	70,125
2,015,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	1,627,113
335,000	VRX Escrow Corp., 5.375%, 3/15/2020, 144A	286,006

		3,975,053

	Property & Casualty Insurance – 0.5%
786,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	754,560

	Refining – 0.1%
140,000	Western Refining, Inc., 6.250%, 4/01/2021	127,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – 1.3%
$ 40,000	Dillard’s, Inc., 7.000%, 12/01/2028	$44,278
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	498,553
205,000	Dillard’s, Inc., 7.750%, 5/15/2027(c)	235,238
35,000	Dillard’s, Inc., 7.875%, 1/01/2023	40,775
1,035,000	GameStop Corp., 5.500%, 10/01/2019, 144A	1,024,650
115,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	117,300
520,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	65,000

		2,025,794

	Sovereigns – 0.5%
805,000	Republic of Argentina, 6.875%, 4/22/2021, 144A	856,447

	Supermarkets – 0.5%
935,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	832,150

	Supranational – 2.5%
30,700,000	European Bank for Reconstruction & Development, GMTN, 6.400%, 3/04/2019, (INR)	451,041
5,420,000,000	International Bank for Reconstruction & Development, 4.500%, 8/03/2017, (COP)(c)	1,796,229
21,150,000	International Bank for Reconstruction & Development, Series GDIF, 5.000%, 5/24/2017, (INR)	307,867
100,890,000	International Finance Corp., 7.800%, 6/03/2019, (INR)(c)	1,539,812

		4,094,949

	Technology – 7.7%
1,545,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,610,662
1,930,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,983,075
550,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	462,000
60,000	CommScope Technologies Finance LLC, 6.000%, 6/15/2025, 144A	61,500
75,000	CommScope, Inc., 4.375%, 6/15/2020, 144A	77,250
330,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	337,095
190,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021, 144A	193,757
1,440,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A	1,501,181
580,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/2024, 144A	605,764

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Technology – continued
$ 480,000		Equinix, Inc., 5.375%, 1/01/2022	$495,600
800,000		First Data Corp., 7.000%, 12/01/2023, 144A	810,000
415,000		Micron Technology, Inc., 5.250%, 8/01/2023, 144A	353,788
610,000		Micron Technology, Inc., 5.250%, 1/15/2024, 144A	516,975
360,000		Micron Technology, Inc., 5.500%, 2/01/2025	306,000
515,000		Micron Technology, Inc., 5.625%, 1/15/2026, 144A	428,737
210,000		Microsemi Corp., 9.125%, 4/15/2023, 144A	231,000
515,000		Open Text Corp., 5.625%, 1/15/2023, 144A	520,150
190,000		Open Text Corp., 5.875%, 6/01/2026, 144A	190,475
275,000		Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	279,813
405,000		Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	414,113
235,000		Western Digital Corp., 7.375%, 4/01/2023, 144A	250,275
755,000		Western Digital Corp., 10.500%, 4/01/2024, 144A	807,850

			12,437,060

		Transportation Services – 0.1%
275,000		APL Ltd., 8.000%, 1/15/2024(f)(h)	181,500

		Treasuries – 1.5%
55,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(j)	37,077
55,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(j)	36,572
20,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(j)	13,215
107,066	(††)	Mexican Fixed Rate Bonds, Series M, 4.750%, 6/14/2018, (MXN)(c)	584,513
131,500	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	751,646
151,030	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)(c)	1,059,253

			2,482,276

		Wireless – 3.6%
100,000		Altice Luxembourg S.A., 7.250%, 5/15/2022, 144A, (EUR)	111,669
355,000		Altice Luxembourg S.A., 7.625%, 2/15/2025, 144A	346,569
785,000		Altice Luxembourg S.A., 7.750%, 5/15/2022, 144A	792,850

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
6,0 00,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	$314,398
6,100,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	329,464
605,000	Numericable-SFR S.A., 7.375%, 5/01/2026, 144A	598,194
786,000	Sprint Capital Corp., 6.875%, 11/15/2028	617,010
1,025,000	Sprint Corp., 7.250%, 9/15/2021	873,812
605,000	T-Mobile USA, Inc., 6.000%, 4/15/2024	626,175
370,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	388,038
515,000	T-Mobile USA, Inc., 6.731%, 4/28/2022	541,548
200,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A	196,000

		5,735,727

	Wirelines – 2.9%
705,000	CenturyLink, Inc., 7.650%, 3/15/2042	595,725
30,000	CenturyLink, Inc., Series T, 5.800%, 3/15/2022	29,128
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	122,720
60,000,000	Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A, (COP)	14,604
405,000	Frontier Communications Corp., 9.000%, 8/15/2031	356,147
340,000	Frontier Communications Corp., 10.500%, 9/15/2022	359,763
15,000	Frontier Communications Corp., 11.000%, 9/15/2025	15,525
705,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	713,812
1,545,000	Level 3 Financing, Inc., 5.250%, 3/15/2026, 144A	1,514,100
345,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	342,844
35,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	35,044
85,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	88,400
450,000	Telecom Italia SpA, 5.303%, 5/30/2024, 144A	448,875

		4,636,687

	Total Non-Convertible Bonds (Identified Cost $149,812,040)	142,312,466

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – 5.8%

	Building Materials – 0.2%
$ 240,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	$222,150
85,000	KB Home, 1.375%, 2/01/2019	81,175

		303,325

	Consumer Cyclical Services – 0.0%
25,000	Macquarie Infrastructure Corp., 2.875%, 7/15/2019	28,547

	Consumer Products – 0.5%
870,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	703,612

	Diversified Operations – 0.1%
160,000	RWT Holdings, Inc., 5.625%, 11/15/2019	156,600

	Energy – 0.3%
945,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	542,194

	Healthcare – 0.4%
580,000	Brookdale Senior Living, Inc., 2.750%, 6/15/2018	566,587
100,000	Nevro Corp., 1.750%, 6/01/2021	104,938

		671,525

	Leisure – 0.6%
955,000	Rovi Corp., 0.500%, 3/01/2020	901,157

	Metals & Mining – 0.2%
245,000	RTI International Metals, Inc., 1.625%, 10/15/2019	259,700

	Midstream – 1.1%
420,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	387,450
1,570,000	Whiting Petroleum Corp., Series 2, 1.250%, 6/05/2020	1,401,225

		1,788,675

	Pharmaceuticals – 1.0%
58,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	64,416
644,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	744,625
165,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	165,000
655,000	Ironwood Pharmaceuticals, Inc., 2.250%, 6/15/2022	670,966

		1,645,007

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	REITs - Mortgage – 0.0%
$ 30,000	Redwood Trust, Inc., 4.625%, 4/15/2018	$29,644

	Technology – 1.4%
446,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020	437,637
5,000	CalAmp Corp., 1.625%, 5/15/2020	4,638
80,000	Ciena Corp., 3.750%, 10/15/2018, 144A	93,350
260,000	Cypress Semiconductor Corp., 4.500%, 1/15/2022, 144A	277,875
345,000	LinkedIn Corp., 0.500%, 11/01/2019	340,472
415,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	316,956
825,000	Nuance Communications, Inc., 1.000%, 12/15/2035, 144A	724,969
45,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	43,847

		2,239,744

	Total Convertible Bonds (Identified Cost $10,541,690)	9,269,730

	Total Bonds and Notes (Identified Cost $160,353,730)	151,582,196

Senior Loans – 1.6%

	Consumer Cyclical Services – 0.2%
474,706	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(b)	344,903

	Media Entertainment – 0.0%
83,237	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	32,462

	Other Utility – 0.2%
240,570	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	239,067
95,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	92,150

		331,217

	Supermarkets – 0.3%
468,299	Albertson’s LLC, 2016 Term Loan B4, 4.500%, 8/25/2021(b)	467,297

	Transportation Services – 0.1%
85,875	OSG Bulk Ships, Inc., OBS Term Loan, 5.250%, 8/05/2019(b)	82,440

	Wirelines – 0.8%
1,209,375	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	1,204,586

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Wirelines – continued
$ 159,324	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(b)(f)(h)	$145,781

		1,350,367

	Total Senior Loans (Identified Cost $2,801,713)	2,608,686

Shares
Preferred Stocks – 1.1%

Convertible Preferred Stocks – 0.8%

	Food & Beverage – 0.1%
2,066	Bunge Ltd., 4.875%	191,126

	Midstream – 0.2%
988	Chesapeake Energy Corp., 5.750%(i)	276,022
20	Chesapeake Energy Corp., 5.750%, 144A(i)	5,588
137	Chesapeake Energy Corp., 5.750%(i)	36,562

		318,172

	Pharmaceuticals – 0.4%
888	Allergan PLC, Series A, 5.500%	740,254

	REITs - Mortgage – 0.1%
2,107	iStar, Inc., Series J, 4.500%	95,426

	Total Convertible Preferred Stocks (Identified Cost $1,935,272)	1,344,978

Non-Convertible Preferred Stocks – 0.3%

	Finance Companies – 0.3%
12,925	iStar, Inc., Series E, 7.875%	295,724
7,500	iStar, Inc., Series F, 7.800%	168,825
550	iStar, Inc., Series G, 7.650%	12,320

		476,869

	Total Non-Convertible Preferred Stocks (Identified Cost $417,822)	476,869

	Total Preferred Stocks (Identified Cost $2,353,094)	1,821,847

Other Investments – 0.6%

	Aircraft ABS – 0.6%
100	ECAF I Blocker Ltd.(f)(g) (Identified Cost $1,000,000)	969,919

Shares	Description	Value (†)
Common Stocks – 0.2%

	Energy Equipment & Services – 0.0%
4,625	Hercules Offshore, Inc.(i)	$6,429

	Oil, Gas & Consumable Fuels – 0.2%
14,882	Kinder Morgan, Inc.	278,591
17,250	Rex Energy Corp.(i)	11,393

		289,984

	Total Common Stocks (Identified Cost $1,618,488)	296,413

Warrants – 0.0%
10,360	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(f)(g)(i)	—
22,512	Kinder Morgan, Inc., Expiration on 5/25/2017 at $40.00(i)	383

	Total Warrants (Identified Cost $29,892)	383

Principal Amount (‡)
Short-Term Investments – 1.3%
40,668	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2016 at 0.000% to be repurchased at $40,668 on 7/01/2016 collateralized by $40,600 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $41,568 including accrued interest(k)	40,668
2,011,828	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $2,011,830 on 7/01/2016 collateralized by $1,985,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $2,054,475 including accrued interest(k)	2,011,828

	Total Short-Term Investments (Identified Cost $2,052,496)	2,052,496

	Total Investments – 99.2% (Identified Cost $170,209,413)(a)	159,331,940
	Other assets less liabilities – 0.8%	1,231,776

	Net Assets – 100.0%	$160,563,716

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been substantiated by the adviser are considered and classified as fair valued securities.

As of June 30, 2016, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$2,260,181	1.4%	$969,942	0.6%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2016, the net unrealized depreciation on investments based on a cost of $170,446,085 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,508,753
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(16,622,898)

Net unrealized depreciation	$(11,114,145)

(b)	Variable rate security. Rate as of June 30, 2016 is disclosed.

(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended June 30, 2016, interest payments were made in additional debt securities.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Illiquid security.
(g)	Fair valued by the Fund’s adviser. At June 30, 2016, the value of these securities amounted to $969,942 or 0.6% of net assets.
(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2016, the value of these securities amounted to $2,260,181 or 1.4% of net assets.
(i)	Non-income producing security.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of Rule 144A holdings amounted to $56,582,362 or 35.2% of net assets.
ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	9/01/2016	Euro	170,000	$189,044	$1,095

[1]	Counterparty is Bank of America, N.A.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$91,883	$131,253	(a)	$223,136
Home Construction	—	2,235,575	23	(b)	2,235,598
Non-Agency Commercial Mortgage-Backed Securities	—	2,458,933	906,950	(a)	3,365,883
All Other Non-Convertible Bonds*	—	136,487,849	—		136,487,849

Total Non-Convertible Bonds	—	141,274,240	1,038,226		142,312,466

Convertible Bonds
Midstream	—	387,450	1,401,225	(a)	1,788,675
All Other Convertible Bonds*	—	7,481,055	—		7,481,055

Total Convertible Bonds	—	7,868,505	1,401,225		9,269,730

Total Bonds and Notes	—	149,142,745	2,439,451		151,582,196

Senior Loans*		2,608,686			2,608,686
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	318,172	—		318,172
REITs - Mortgage	—	95,426	—		95,426
All Other Convertible Preferred Stocks*	931,380	—	—		931,380

Total Convertible Preferred Stocks	931,380	413,598	—		1,344,978

Non-Convertible Preferred Stocks*	476,869	—	—		476,869

Total Preferred Stocks	1,408,249	413,598	—		1,821,847

Other Investments*	—	—	969,919	(b)	969,919
Common Stocks*	296,413	—	—		296,413
Warrants**	383	—	—		383
Short-Term Investments	—	2,052,496	—		2,052,496

Total Investments	$1,705,045	$154,217,525	$3,409,370		$159,331,940

Forward Foreign Currency Contracts (unrealized appreciation)	—	1,095	—		1,095

Total	$1,705,045	$154,218,620	$3,409,370		$159,334,130

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Includes a security fair valued at zero using Level 2 inputs.
(a)	Valued using broker-dealer bid prices for which inputs are unobservable to the Fund.
(b)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which inputs are unobservable to the Fund.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or June 30, 2016.

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2016		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2016
Bonds and Notes

Non-Convertible Bonds

ABS Other	$750,966	$—	$—	$—	$—	$—	$—	$(750,966)	$—		$—

Airlines	—	—	—	(2,516)	—	(36,499)	170,268	—	131,253		(2,516)
Home Construction	—	19,911	—	(87,998)	—	—	68,110	—	23		(87,998)
Non-Agency Commercial Mortgage-Backed Securities	935,000	—	—	(28,050)	—	—	—	—	906,950		(28,050)
Convertible Bonds Midstream	—	6	—	(337,131)	1,738,350	—	—	—	1,401,225		(337,131)
Other Investments Aircraft ABS	1,000,000	—	—	(30,081)	—	—	—	—	969,919		(30,081)
Warrants	—	—	—	—	—	—	—	—	-	(a)	—

Total	$2,685,966	$19,917	$—	$(485,776)	$1,738,350	$(36,499)	$238,378	$(750,966)	$3,409,370		$(485,776)

(a)	Includes securities fair valued at zero using Level 3 inputs.

Debt securities valued at $750,966 were transferred from Level 3 to Level 2 during the period ended June 30, 2016. At September 30, 2015, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $170,268 was transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

Debt securities valued at $68,110 were transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2016, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of June 30, 2016:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$1,095

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2016:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$8,095	$8,095

Industry Summary at June 30, 2016 (Unaudited)

Technology	9.1%
Independent Energy	8.2
Midstream	7.1
Cable Satellite	6.2
Finance Companies	5.8
Healthcare	5.1
Banking	4.2
Pharmaceuticals	3.9
Wirelines	3.7
Wireless	3.6
Metals & Mining	3.3
Aerospace & Defense	2.9
Supranational	2.5
Government Owned - No Guarantee	2.4
ABS Home Equity	2.1
Non-Agency Commercial Mortgage-Backed Securities	2.1
Other Investments, less than 2% each	25.7
Short-Term Investments	1.3

Total Investments	99.2
Other assets less liabilities (including forward foreign currency contracts)	0.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2016 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 96.6% of Net Assets

Non-Convertible Bonds – 89.5%

	ABS Other – 1.6%
$ 55,593,204	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(b)(j)	$55,398,627
33,311,203	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	36,428,592
11,658,455	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	11,438,099
2,689,828	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	2,624,158
5,749,375	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	5,925,662

		111,815,138

	Aerospace & Defense – 1.8%
2,100,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,659,000
1,295,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,207,588
1,530,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039	1,602,675
78,795,000	Textron, Inc., 5.950%, 9/21/2021	91,229,718
11,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	16,574,829
10,280,000	TransDigm, Inc., 6.500%, 5/15/2025	10,305,700

		122,579,510

	Airlines – 2.1%
4,213,389	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	4,234,456
18,340,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	19,302,850
142,753	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.648%, 3/15/2019	146,151
585,639	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	624,438
1,072,140	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	1,125,746
46,306,182	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	51,862,923
2,133,062	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	2,269,578
1,398,302	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,624,827
8,989,819	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	10,293,342
17,341,523	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	19,576,845
1,814,076	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	1,872,271

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$ 11,838,832	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	$12,652,752
18,297,710	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	19,395,573
167,646	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	172,256
2,024,707	Virgin Australia Pass Through Trust, Series 2013-1A, 5.000%, 4/23/2025, 144A	2,092,352

		147,246,360

	Automotive – 1.2%
23,581,000	Cummins, Inc., 5.650%, 3/01/2098	26,555,248
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,678,166
125,000	Ford Motor Co., 6.500%, 8/01/2018	137,503
255,000	Ford Motor Co., 6.625%, 2/15/2028	299,834
240,000	Ford Motor Co., 7.500%, 8/01/2026	303,109
5,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	5,297,670
40,126,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	42,354,237
2,370,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,571,450

		84,197,217

	Banking – 13.3%
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,721,230
7,200,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	7,585,222
103,309,000	Bank of America Corp., 6.110%, 1/29/2037	122,622,514
25,627,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	26,373,950
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	103,709
25,090,000	Bank of Nova Scotia, 2.130%, 6/15/2020, (CAD)	19,857,989
1,056,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	1,105,877
2,173,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	2,295,277
17,000,000	Citigroup, Inc., 3.500%, 5/15/2023	17,348,789
1,660,000	Citigroup, Inc., 4.500%, 1/14/2022	1,834,871
22,960,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	17,108,672
44,910,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	32,944,282

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$ 21,855,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	$23,743,294
5,265,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	5,444,963
86,800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	68,883,706
1,174,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,386,609
112,330,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	138,562,874
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	7,391,360
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	708,721
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	74,425,772
36,745,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	26,728,330
2,950,000	JPMorgan Chase & Co., EMTN, 1.072%, 5/30/2017, (GBP)(c)	3,899,711
100,000	Keybank NA, 6.950%, 2/01/2028	129,365
5,100,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045, 144A	5,333,274
40,126,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	46,697,034
1,845,000	Morgan Stanley, 4.350%, 9/08/2026	1,930,086
30,000,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	23,173,088
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,726,856
151,076,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	112,311,591
60,800,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	47,305,480
550,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	751,898
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	21,457,859
38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	42,389,863
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	3,018,051
8,638,000	National City Corp., 6.875%, 5/15/2019	9,736,356

		923,038,523

	Brokerage – 1.2%
50,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	52,809,138
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	19,606,272

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brokerage – continued
$ 8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	$9,730,967

		82,146,377

	Building Materials – 1.3%
6,058,000	Masco Corp., 6.500%, 8/15/2032	6,466,915
24,586,000	Masco Corp., 7.125%, 3/15/2020	28,310,779
5,725,000	Masco Corp., 7.750%, 8/01/2029	6,764,019
284,000	Owens Corning, 6.500%, 12/01/2016	288,006
41,379,000	Owens Corning, 7.000%, 12/01/2036	50,484,531

		92,314,250

	Cable Satellite – 1.5%
17,832,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	15,251,229
13,630,000	Time Warner Cable, Inc., 4.125%, 2/15/2021	14,429,250
2,800,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	2,608,049
64,548,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	70,779,399

		103,067,927

	Chemicals – 0.7%
2,270,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	2,133,800
50,500,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	49,237,500

		51,371,300

	Construction Machinery – 0.1%
6,787,000	Toro Co., 6.625%, 5/01/2037(b)(j)	8,176,625

	Consumer Products – 0.1%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	9,063,767

	Diversified Manufacturing – 0.2%
1,395,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,549,043
11,754,000	Snap-on, Inc., 6.700%, 3/01/2019	13,314,484

		14,863,527

	Electric – 1.7%
28,983,433	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	29,851,139
8,175,456	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	8,046,529

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Electric – continued
$ 9,066,000		Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	$9,345,922
30,430,000		EDP Finance BV, 4.125%, 1/15/2020, 144A	31,391,588
4,491,000		Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	5,544,481
13,025,000		Enel Finance International NV, 6.000%, 10/07/2039, 144A	15,392,046
9,007,000		Enel Finance International NV, 6.800%, 9/15/2037, 144A	11,681,691
4,294,193		Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(b)(j)	4,809,067

			116,062,463

		Finance Companies – 4.4%
35,580,000		General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	25,778,225
14,225,000		General Electric Co., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	10,236,381
51,370,000		General Electric Co., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	37,155,406
5,305,000		General Electric Co., Series A, MTN, 0.928%, 5/13/2024(c)	4,919,114
18,830,000		International Lease Finance Corp., 4.625%, 4/15/2021	19,394,900
90,196,000		Navient LLC, 5.500%, 1/25/2023	79,146,990
62,425	(††)	Navient LLC, 6.000%, 12/15/2043	1,289,493
8,895,000		Navient LLC, MTN, 7.250%, 1/25/2022	8,472,488
641,000		Navient LLC, MTN, 8.000%, 3/25/2020	655,025
7,447,000		Navient LLC, Series A, MTN, 5.000%, 6/15/2018	7,409,765
22,116,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(j)	15,536,490
14,625,000		Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	14,113,125
18,597,000		Springleaf Finance Corp., 5.250%, 12/15/2019	17,318,456
47,260,000		Springleaf Finance Corp., 7.750%, 10/01/2021	45,487,750
19,414,000		Springleaf Finance Corp., 8.250%, 10/01/2023	18,443,300

			305,356,908

		Government Guaranteed – 0.4%
4,000,000		Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	3,143,435
31,142,000		Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	23,429,165

			26,572,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Government Owned - No Guarantee – 1.2%
$ 3,720,000	Abu Dhabi National Energy Co. PJSC, 6.500%, 10/27/2036, 144A	$4,748,952
36,975,000	Abu Dhabi National Energy Co. PJSC, 7.250%, 8/01/2018, 144A	40,868,024
12,575,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	13,312,297
17,435,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	14,160,707
11,555,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	8,204,050
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,347,509

		82,641,539

	Health Insurance – 0.1%
1,569,000	Cigna Corp., 7.875%, 5/15/2027	2,170,563
1,174,000	Cigna Corp., (Step to 8.080% on 1/15/2023), 8.300%, 1/15/2033(d)	1,644,729

		3,815,292

	Healthcare – 0.8%
7,692,000	Boston Scientific Corp., 6.000%, 1/15/2020	8,756,419
7,374,000	Covidien International Finance S.A., 6.000%, 10/15/2017	7,839,587
9,459,000	Express Scripts, Inc., 7.250%, 6/15/2019	10,895,794
4,440,000	HCA, Inc., 4.750%, 5/01/2023	4,551,000
4,806,000	HCA, Inc., 7.050%, 12/01/2027	4,878,090
4,119,000	HCA, Inc., 7.500%, 12/15/2023	4,324,950
1,592,000	HCA, Inc., 7.500%, 11/06/2033	1,694,485
3,807,000	HCA, Inc., 7.690%, 6/15/2025	4,073,490
2,480,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,628,800
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,190,720
4,785,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	3,857,906

		56,691,241

	Home Construction – 0.1%
4,200,000	PulteGroup, Inc., 6.000%, 2/15/2035	4,179,000
3,567,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,700,762
1,615,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 5.875%, 6/15/2024	1,641,244

		9,521,006

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – 1.7%
$ 7,335,000	Continental Resources, Inc., 3.800%, 6/01/2024	$6,399,787
1,380,000	Continental Resources, Inc., 4.500%, 4/15/2023	1,286,850
9,787,000	EQT Corp., 8.125%, 6/01/2019	10,782,269
60,038,000	Equitable Resources, Inc., 6.500%, 4/01/2018	62,554,793
7,240,000	Newfield Exploration Co., 5.625%, 7/01/2024	7,240,000
29,027,000	Noble Energy, Inc., 3.900%, 11/15/2024	29,488,849
634,000	Noble Energy, Inc., 5.625%, 5/01/2021	661,446
400,000	QEP Resources, Inc., 5.250%, 5/01/2023	368,000
60,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	53,625

		118,835,619

	Integrated Energy – 0.1%
7,700,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	8,621,798

	Life Insurance – 1.6%
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,643,188
600,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(e)	822,329
5,900,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	7,227,805
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(b)(j)	16,427,445
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	11,765,868
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(j)	41,253,698
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(j)	7,662,898
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,445,530
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	19,849,872

		110,098,633

	Local Authorities – 2.4%
37,829,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	29,539,354
152,895,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	121,639,625
17,930,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	13,705,175
2,116	Province of Alberta, 5.930%, 9/16/2016, (CAD)	1,654

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Local Authorities – continued
489,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	$532,266

		165,418,074

	Lodging – 0.8%
52,516,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	56,192,120

	Media Entertainment – 0.5%
4,482,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	6,255,846
358,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	16,943,629
5,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	3,525,000
1,805,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	1,678,650
1,665,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	1,723,275
3,616,000	Viacom, Inc., 6.125%, 10/05/2017	3,811,600

		33,938,000

	Metals & Mining – 2.9%
1,689,997	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(f)(g)(j)	169
15,000,000	Alcoa, Inc., 5.400%, 4/15/2021	15,937,500
15,060,000	Alcoa, Inc., 5.870%, 2/23/2022	15,740,712
45,700,000	Alcoa, Inc., 5.900%, 2/01/2027	46,385,500
5,505,000	Alcoa, Inc., 5.950%, 2/01/2037	5,147,175
5,804,000	Alcoa, Inc., 6.750%, 1/15/2028	5,978,120
430,000	ArcelorMittal, 6.500%, 3/01/2021	441,825
4,085,000	ArcelorMittal, 7.250%, 2/25/2022	4,299,462
47,920,000	ArcelorMittal, 7.750%, 3/01/2041	45,643,800
19,365,000	ArcelorMittal, 8.000%, 10/15/2039	18,784,050
20,625,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	18,356,250
15,701,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/2020	15,734,286
4,612,000	United States Steel Corp., 6.650%, 6/01/2037	3,090,040
3,655,000	Vale Overseas Ltd., 6.875%, 11/21/2036	3,326,050
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,416,796

		204,281,735

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – 3.0%
$ 650,000	DCP Midstream LLC, 6.450%, 11/03/2036, 144A	$568,750
3,328,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	3,756,646
14,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	15,724,309
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	14,320,841
3,105,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	3,322,313
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	8,104,078
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	82,450
46,655,000	ONEOK Partners LP, 4.900%, 3/15/2025	48,925,979
9,899,000	Panhandle Eastern Pipe Line Co. LP, 6.200%, 11/01/2017	10,297,138
47,594,000	Panhandle Eastern Pipe Line Co. LP, 7.000%, 6/15/2018	50,872,941
1,404,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, 6/01/2019	1,539,959
1,880,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	1,927,242
15,683,000	Plains All American Pipeline LP/PAA Finance Corp., 6.500%, 5/01/2018	16,679,012
525,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	512,511
4,125,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	4,234,717
19,574,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	20,530,973
8,405,000	Williams Partners LP, 3.350%, 8/15/2022	7,674,631

		209,074,490

	Mortgage Related – 0.0%
26,923	FHLMC, 5.000%, 12/01/2031	30,062
3,766	FNMA, 6.000%, 7/01/2029	4,347

		34,409

	Natural Gas – 0.5%
1,745,000	NiSource Finance Corp., 6.125%, 3/01/2022	2,076,503
8,900,000	NiSource Finance Corp., 6.400%, 3/15/2018	9,633,956
21,614,000	NiSource Finance Corp., 6.800%, 1/15/2019	24,305,094

		36,015,553

	Non-Agency Commercial Mortgage-Backed Securities – 1.8%
11,450,000	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 2.942%, 12/15/2027, 144A(c)	11,239,176

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 9,785,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV3, 3.385%, 10/15/2031, 144A(b)(c)(j)	$9,764,256
8,515,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV4, 4.585%, 10/15/2031, 144A(b)(c)(j)	8,507,992
69,500,000	Extended Stay America Trust, Series 2013, Class 7-ESH7, 3.902%, 12/05/2031, 144A	69,772,398
6,833,868	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	5,252,443
27,000,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)	20,905,956
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.807%, 3/15/2044, 144A(c)	2,192,843

		127,635,064

	Oil Field Services – 0.4%
5,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	4,453,340
23,338,000	Rowan Cos., Inc., 7.875%, 8/01/2019	24,038,140
587,000	Transocean, Inc., 7.375%, 4/15/2018	594,338

		29,085,818

	Paper – 1.2%
4,365,000	Celulosa Arauco y Constitucion S.A., 7.250%, 7/29/2019	4,949,089
437,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	632,934
7,049,000	International Paper Co., 8.700%, 6/15/2038	10,246,772
5,270,000	WestRock MWV LLC, 7.550%, 3/01/2047(b)(j)	6,795,728
4,273,000	WestRock MWV LLC, 8.200%, 1/15/2030	5,736,118
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	32,415,099
7,374,000	Weyerhaeuser Co., 7.375%, 10/01/2019	8,476,044
13,539,000	Weyerhaeuser Co., 7.375%, 3/15/2032	17,912,111

		87,163,895

	Property & Casualty Insurance – 0.3%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	3,020,946
1,889,000	MBIA Insurance Corp., 11.888%, 1/15/2033, 144A(c)(h)	698,930
3,357,000	Old Republic International Corp., 4.875%, 10/01/2024	3,585,702
7,609,000	Sirius International Group, 6.375%, 3/20/2017, 144A	7,777,106
2,212,000	XLIT Ltd., 6.250%, 5/15/2027	2,661,638

		17,744,322

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Railroads – 0.2%
$ 9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	$11,264,739
237,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(b)(j)	233,269
1,701,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)(j)	1,663,816
191,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)(j)	190,574

		13,352,398

	Real Estate Operations/Development – 0.1%
10,276,000	First Industrial LP, 5.950%, 5/15/2017	10,647,395

	REITs - Apartments – 0.2%
16,491,000	Camden Property Trust, 5.700%, 5/15/2017	17,057,812

	REITs - Health Care – 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	7,474,472

	REITs - Office Property – 0.3%
20,817,000	Highwoods Realty LP, 5.850%, 3/15/2017	21,406,246

	REITs - Shopping Centers – 0.1%
4,893,000	Equity One, Inc., 6.000%, 9/15/2017	5,128,231

	REITs - Single Tenant – 0.5%
8,690,000	Realty Income Corp., 5.750%, 1/15/2021	9,998,731
22,701,000	Realty Income Corp., 6.750%, 8/15/2019	26,011,941

		36,010,672

	Restaurants – 0.2%
10,320,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	11,081,482

	Retailers – 0.5%
1,255,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	1,236,175
430,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	438,600
5,979,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	4,527,299
5,446,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,921,120
10,467,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	11,281,657
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,635,028

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – continued
$ 3,755,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023	$4,261,925

		35,301,804

	Sovereigns – 0.6%
33,600,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	39,219,264

	Supermarkets – 0.6%
4,510,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024, 144A	4,656,575
1,120,000	Delhaize Group, 5.700%, 10/01/2040	1,308,828
3,269,000	Kroger Co. (The), 6.400%, 8/15/2017	3,458,726
6,595,000	New Albertson’s, Inc., 7.450%, 8/01/2029	6,397,150
7,875,000	New Albertson’s, Inc., 8.000%, 5/01/2031	7,806,094
989,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	880,210
17,290,000	SUPERVALU, Inc., 6.750%, 6/01/2021	14,523,254

		39,030,837

	Supranational – 0.3%
9,640,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	8,171,578
12,982,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	9,705,217

		17,876,795

	Technology – 1.5%
1,028,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	1,108,846
1,507,000	Avnet, Inc., 6.625%, 9/15/2016	1,522,184
7,487,000	Corning, Inc., 7.250%, 8/15/2036	9,045,374
13,320,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A	13,885,927
16,705,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.100%, 7/15/2036, 144A	18,008,792
12,180,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 7/15/2046, 144A	13,094,828
20,969,000	Ingram Micro, Inc., 5.250%, 9/01/2017	21,550,890
7,795,000	Intuit, Inc., 5.750%, 3/15/2017	8,048,766
16,735,000	KLA-Tencor Corp., 5.650%, 11/01/2034	17,946,597
1,502,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	1,651,683

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Technology – continued
$ 1,692,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	$2,191,179

			108,055,066

		Transportation Services – 0.6%
29,000,000		ERAC USA Finance LLC, 7.000%, 10/15/2037, 144A	39,508,846

		Treasuries – 26.5%
372,145,000		Canadian Government, 0.250%, 5/01/2017, (CAD)	287,395,202
132,000,000		Canadian Government, 0.750%, 9/01/2020, (CAD)	102,996,679
312,405,000		Canadian Government, 1.000%, 8/01/2016, (CAD)	241,898,363
209,501,000		Canadian Government, 1.250%, 9/01/2018, (CAD)	164,738,698
61,795,000		Canadian Government, 1.750%, 9/01/2019, (CAD)	49,631,628
90,055,000		Canadian Government, 2.750%, 9/01/2016, (CAD)	69,944,494
2,755,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	17,178,811
2,965,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	18,136,928
7,555,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	46,971,620
1,925,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	12,679,042
23,970,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	168,114,166
36,850,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	28,348,342
109,763,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	82,770,218
290,574,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	39,949,997
974,276,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	120,193,673
416,760,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	55,537,456
43,590,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	11,832,793
23,848,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	6,978,526
1,040,764,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	6,179,970
391,985,000		Republic of Iceland, 7.250%, 10/26/2022, (ISK)	2,451,073
1,195,394,000		Republic of Iceland, 8.750%, 2/26/2019, (ISK)	7,543,078
100,000,000		U.S. Treasury Note, 0.500%, 1/31/2017	100,033,200
75,000,000		U.S. Treasury Note, 0.500%, 3/31/2017	75,006,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
$ 125,000,000	U.S. Treasury Note, 0.750%, 1/31/2018	$125,336,875

		1,841,847,432

	Wireless – 0.6%
559,910,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	29,339,112
58,200,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	3,143,415
6,373,000	Sprint Capital Corp., 6.875%, 11/15/2028	5,002,805
612,000	Sprint Capital Corp., 8.750%, 3/15/2032	523,260
1,609,000	Sprint Communications, Inc., 6.000%, 11/15/2022	1,266,122
985,000	Sprint Corp., 7.125%, 6/15/2024	785,538

		40,060,252

	Wirelines – 5.6%
33,710,000	AT&T, Inc., 2.625%, 12/01/2022	33,752,239
26,815,000	AT&T, Inc., 3.000%, 2/15/2022	27,346,232
406,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	433,092
2,936,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	3,000,621
62,040,000	CenturyLink, Inc., 6.450%, 6/15/2021	63,048,150
670,000	CenturyLink, Inc., 7.650%, 3/15/2042	566,150
4,990,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	4,141,700
4,508,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	3,797,990
195,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	184,080
24,103,000	Embarq Corp., 7.995%, 6/01/2036	24,133,129
265,000	Frontier Communications Corp., 7.875%, 1/15/2027	219,950
1,365,000	Frontier Communications Corp., 9.000%, 8/15/2031	1,200,347
5,200,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	244,840
8,450,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	1,406,608
18,850,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	3,179,655
2,755,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,231,550
4,370,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,457,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$ 3,469,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	$2,952,119
333,000	Qwest Corp., 6.500%, 6/01/2017	345,071
12,308,000	Qwest Corp., 6.875%, 9/15/2033	12,136,907
9,077,000	Qwest Corp., 7.250%, 9/15/2025	9,682,499
9,474,000	Qwest Corp., 7.250%, 10/15/2035	9,553,354
46,411,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	44,322,505
23,660,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	23,512,125
525,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	579,511
975,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	1,112,373
4,100,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	6,370,579
9,100,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	14,513,209
14,137,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	11,211,338
54,665,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	46,604,985
32,509,000	Verizon Communications, Inc., 2.450%, 11/01/2022	32,798,655

		389,038,963

	Total Non-Convertible Bonds (Identified Cost $6,337,088,554)	6,226,779,067

Convertible Bonds – 6.3%

	Finance Companies – 0.1%
3,905,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	4,478,547

	Midstream – 0.6%
45,925,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	42,365,812

	Property & Casualty Insurance – 0.9%
49,186,000	Old Republic International Corp., 3.750%, 3/15/2018	62,835,115

	Technology – 4.7%
35,120,000	Intel Corp., 2.950%, 12/15/2035	45,414,550
137,016,000	Intel Corp., 3.250%, 8/01/2039	222,736,635
11,515,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	16,739,931
362,465	Liberty Interactive LLC, 3.500%, 1/15/2031	326,746

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$ 46,000,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	$46,575,000

		331,792,862

	Total Convertible Bonds (Identified Cost $320,681,523)	441,472,336

Municipals – 0.8%

	Illinois – 0.6%
24,640,000	State of Illinois, 5.100%, 6/01/2033	23,680,765
21,315,000	State of Illinois, Series B, 5.520%, 4/01/2038	19,853,004

		43,533,769

	Michigan – 0.1%
2,240,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	2,168,073

	Virginia – 0.1%
10,740,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	9,041,684

	Total Municipals (Identified Cost $53,284,132)	54,743,526

	Total Bonds and Notes (Identified Cost $6,711,054,209)	6,722,994,929

Senior Loans – 0.4%

	Finance Companies – 0.4%
18,816,143	AWAS Finance Luxembourg 2012 S.A., New Term Loan, 3.500%, 7/16/2018(c)	18,792,623
9,971,510	AWAS Finance Luxembourg S.a.r.l., Term Loan B, 4.000%, 6/10/2018(c)	9,959,046

		28,751,669

	Total Senior Loans (Identified Cost $28,743,559)	28,751,669

Shares
Common Stocks – 0.8%

	Automobiles – 0.7%
4,063,816	Ford Motor Co.	51,082,167

	Metals & Mining – 0.1%
532,399	ArcelorMittal, (Registered)(h)	2,480,979

	Total Common Stocks (Identified Cost $41,504,230)	53,563,146

Preferred Stocks – 0.2%

	Midstream – 0.0%
43,031	Chesapeake Energy Corp., 5.000%(h)	1,032,313

Shares	Description	Value (†)
Preferred Stocks – continued

	REITs - Diversified – 0.2%
190,413	Weyerhaeuser Co., Series A, 6.375%	$9,591,103

	Total Preferred Stocks (Identified Cost $13,150,161)	10,623,416

Principal Amount (‡)
Short-Term Investments – 1.0%
$ 79,855	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2016 at 0.000%, to be repurchased at $79,855 on 7/01/2016 collateralized by $79,600 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $81,498 including accrued interest(i)	79,855
70,771,968	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $70,772,027 on 7/01/2016 collateralized by $69,750,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $72,191,250 including accrued interest(i)	70,771,968

	Total Short-Term Investments (Identified Cost $70,851,823)	70,851,823

	Total Investments – 99.0% (Identified Cost $6,865,303,982)(a)	6,886,784,983
	Other assets less liabilities – 1.0%	69,360,619

	Net Assets – 100.0%	$6,956,145,602

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)(††)(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been substantiated by the adviser are considered and classified as fair valued securities.

As of June 30, 2016, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets
$176,420,654	2.5%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2016, the net unrealized depreciation on investments based on a cost of $6,906,449,260 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$531,688,581
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(551,352,858)

Net unrealized depreciation	$(19,664,277)

(b)	Illiquid security.
(c)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(d)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(e)	Perpetual bond with no specified maturity date.

(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(h)	Non-income producing security.
(i)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(j)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2016, the value of these securities amounted to $176,420,654 or 2.5% of net assets.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of Rule 144A holdings amounted to $1,034,991,018 or 14.9% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
PJSC	Private Joint-Stock Company
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$44,978,412	$66,836,726	(a)	$111,815,138
Finance Companies	1,289,493	304,067,415	—		305,356,908
Non-Agency Commercial Mortgage-Backed Securities	—	109,362,816	18,272,248	(a)	127,635,064
All Other Non-Convertible Bonds*	—	5,681,971,957	—		5,681,971,957

Total Non-Convertible Bonds	1,289,493	6,140,380,600	85,108,974		6,226,779,067

Convertible Bonds*	—	441,472,336	—		441,472,336
Municipals*	—	54,743,526	—		54,743,526

Total Bonds and Notes	1,289,493	6,636,596,462	85,108,974		6,722,994,929

Senior Loans*	—	28,751,669	—		28,751,669
Common Stocks*	53,563,146	—	—		53,563,146
Preferred Stocks*	9,591,103	—	1,032,313	(a)	10,623,416

Short-Term Investments	—	70,851,823	—		70,851,823

Total	$64,443,742	$6,736,199,954	$86,141,287		$6,886,784,983

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices for which the inputs are unobservable to the Fund.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or June 30, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2016
Bonds and Notes

Non-Convertible Bonds

ABS Other	$101,483,141	$—	$23,341	$(947,280)	$—	$(3,858,004)	$12,899,109	$(42,763,581)	$66,836,726	$(897,274)

Metals & Mining	540,799	—	—	—	—	—	—	(540,799)	—	—
Non-Agency Commercial Mortgage-Backed Securities	18,273,394	—	—	(1,146)	—	—	—	—	18,272,248	(1,146)
Perferred Stocks Midstream	—	—	—	(1,135,373)	—	—	2,167,686	—	1,032,313	(1,135,373)

Total	$120,297,334	$—	$23,341	$(2,083,799)	$—	$(3,858,004)	$15,066,795	$(43,304,380)	$86,141,287	$(2,033,793)

A debt security valued at $12,899,109 was transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

Debt securities valued at $42,763,581 were transferred from Level 3 to Level 2 during the period ended June 30, 2016. At September 30, 2015, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $540,799 was transferred from Level 3 to Level 2 during the period ended June 30, 2016. At September 30, 2015, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At June 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A preferred stock valued at $2,167,686 was transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2016 (Unaudited)

Treasuries	26.5%
Banking	13.3
Technology	6.2
Wirelines	5.6
Finance Companies	4.9
Midstream	3.6
Metals & Mining	3.0
Local Authorities	2.4
Airlines	2.1
Other Investments, less than 2% each	30.4
Short-Term Investments	1.0

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

Currency Exposure Summary at June 30, 2016 (Unaudited)

United States Dollar	64.5%
Canadian Dollar	16.1
New Zealand Dollar	5.9
Mexican Peso	4.5
Australian Dollar	3.5
Norwegian Krone	3.1
Other, less than 2% each	1.4

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 97.3% of Net Assets

	ABS Car Loan – 1.5%
$ 1,550,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	$1,600,556
2,745,549	CPS Auto Receivables Trust, Series 2015-C, Class A, 1.770%, 6/17/2019, 144A	2,741,931
147,072	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	147,120
2,695,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	2,699,917
1,825,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.420%, 11/15/2023, 144A	1,831,555
654,713	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	653,987
3,500,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	3,485,216
725,000	NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A2, 2.740%, 4/15/2021, 144A	727,968
68,761	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 7/15/2018, 144A	68,747

		13,956,997

	ABS Home Equity – 0.8%
2,619,144	Home Partners of America Trust, Series 2016-1, Class A, 2.084%, 3/17/2033, 144A(b)	2,619,142
2,605,327	Mill City Mortgage Trust, Series 2015-1, Class A1, 2.230%, 6/25/2056, 144A(b)	2,608,179
1,908,566	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A	1,934,277

		7,161,598

	Agency Commercial Mortgage-Backed Securities – 18.0%
7,998,397	Federal National Mortgage Association, Series 2015-M17, Class FA, 1.369%, 11/25/2022(b)	8,018,302
1,000,000	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	1,031,736
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,580,522
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,731,537
4,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	4,309,431
6,625,000	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	7,022,839
3,524,467	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,609,210
696,722	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	714,105
2,590,000	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,658,968
7,910,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	8,100,318
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	34,929,279

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$ 5,040,000	FHLMC Multifamily Structured Pass Through Certificates, Series KABM, Class A, 1.153%, 9/25/2022(b)	$5,055,053
2,031,911	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 0.783%, 11/25/2021(b)	2,025,428
12,350,716	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1.103%, 1/25/2023(b)	12,366,168
5,287,412	FHLMC Multifamily Structured Pass Through Certificates, Series KJ04, Class A1, 1.376%, 10/25/2020	5,315,437
19,300,000	FHLMC Multifamily Structured Pass Through Certificates, Series KLH2, Class A, 1.153%, 11/25/2022(b)	19,336,228
26,135,000	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	26,528,972
222,448	Government National Mortgage Association, Series 2003-72, Class Z, 5.245%, 11/16/2045(b)	243,807
194,100	Government National Mortgage Association, Series 2003-88, Class Z, 4.879%, 3/16/2046(b)	212,062
13,260,000	Government National Mortgage Association, Series 2013-52, Class KX, 3.789%, 8/16/2051(b)	13,819,406

		166,608,808

	Collateralized Mortgage Obligations – 14.2%
104,593	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 1.430%, 5/15/2023(b)	102,322
69,637	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 1.170%, 8/15/2023(b)(c)	67,585
263,488	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	292,035
83,688	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class FM, 0.842%, 11/15/2032(b)(c)	81,276
1,189,424	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	1,240,398
1,888,198	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	1,946,748
2,055,890	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	2,310,294
3,165,513	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	3,543,423
694,238	Federal Home Loan Mortgage Corp., REMIC, Series 3057, Class PE, 5.500%, 11/15/2034	699,708
3,348,488	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	3,633,806
2,141,288	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 3.405%, 6/15/2048(b)	2,121,597
2,578,714	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.257%, 12/15/2036(b)	2,722,731
3,227	Federal Home Loan Mortgage Corp., REMIC, Series 3802, Class BA, 4.500%, 11/15/2028(c)	3,129
907,371	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 2.542%, 6/15/2043(b)	893,896
1,965,735	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	2,249,761
73,572	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 1.350%, 9/25/2022(b)(c)	72,190
67,894	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 1.320%, 4/25/2024(b)(c)	66,110
19,825	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 3.951%, 8/25/2042(b)(c)	20,399

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$ 1,123,733	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	$1,232,955
587,338	Federal National Mortgage Association, REMIC, Series 2005-33, Class QD, 5.000%, 1/25/2034	595,541
1,231,463	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 0.513%, 7/25/2037(b)	1,207,315
2,437,821	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.536%, 8/25/2038(b)	2,641,921
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1.453%, 7/25/2043(b)	5,207,292
52,795	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 0.960%, 4/25/2023(b)(c)	51,258
11,893	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.426%, 3/25/2044(b)(c)	12,643
919,541	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 1.610%, 10/25/2044(b)	954,617
1,400,687	Government National Mortgage Association, Series 2010-H20, Class AF, 0.766%, 10/20/2060(b)	1,383,834
1,226,575	Government National Mortgage Association, Series 2010-H24, Class FA, 0.786%, 10/20/2060(b)	1,212,143
1,129,382	Government National Mortgage Association, Series 2011-H06, Class FA, 0.886%, 2/20/2061(b)	1,121,181
2,219,341	Government National Mortgage Association, Series 2012-124, Class HT, 7.218%, 7/20/2032(b)	2,531,367
3,863,503	Government National Mortgage Association, Series 2012-H15, Class FA, 0.886%, 5/20/2062(b)	3,864,001
1,280,722	Government National Mortgage Association, Series 2012-H18, Class NA, 0.956%, 8/20/2062(b)	1,274,928
6,586,853	Government National Mortgage Association, Series 2012-H29, Class HF, 0.936%, 10/20/2062(b)	6,578,296
6,058,555	Government National Mortgage Association, Series 2013-H02, Class GF, 0.936%, 12/20/2062(b)	6,053,031
4,859,907	Government National Mortgage Association, Series 2013-H08, Class FA, 0.786%, 3/20/2063(b)	4,802,666
3,800,925	Government National Mortgage Association, Series 2013-H10, Class FA, 0.836%, 3/20/2063(b)	3,769,338
12,208,441	Government National Mortgage Association, Series 2013-H22, Class FT, 1.230%, 4/20/2063(b)	12,324,940
7,147,479	Government National Mortgage Association, Series 2014-H14, Class FA, 0.936%, 7/20/2064(b)	7,097,825
4,954,758	Government National Mortgage Association, Series 2014-H15, Class FA, 0.936%, 7/20/2064(b)	4,916,512
10,847,058	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	10,940,281
3,334,711	Government National Mortgage Association, Series 2015-H11, Class FA, 0.686%, 4/20/2065(b)	3,313,741
7,341,799	Government National Mortgage Association, Series 2015-H19, Class FH, 0.736%, 7/20/2065(b)	7,318,437
2,423,385	Government National Mortgage Association, Series 2015-H29, Class FA, 1.136%, 10/20/2065(b)	2,424,733
1,549,265	Government National Mortgage Association, Series 2015-H30, Class FA, 1.116%, 8/20/2061(b)	1,548,376
7,349,095	Government National Mortgage Association, Series 2016-H06, Class FC, 1.356%, 2/20/2066(b)	7,383,366
4,987,983	Government National Mortgage Association, Series 2016-H10, Class FJ, 1.057%, 4/20/2066(b)	4,986,245

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$ 398,753	NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.795%, 12/07/2020(b)	$397,844
928,985	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.915%, 10/07/2020(b)	930,879
1,417,551	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 1.006%, 12/08/2020(b)	1,420,122
92,684	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 1.006%, 12/08/2020(b)	92,885

		131,657,921

	Hybrid ARMs – 12.0%
2,219,863	FHLMC, 2.470%, 7/01/2033(b)	2,349,186
1,467,932	FHLMC, 2.512%, 9/01/2038(b)	1,554,184
2,575,505	FHLMC, 2.521%, 9/01/2035(b)	2,741,801
1,126,692	FHLMC, 2.572%, 9/01/2038(b)	1,186,620
666,214	FHLMC, 2.576%, 11/01/2038(b)	705,030
338,751	FHLMC, 2.599%, 9/01/2038(b)	358,909
5,985,015	FHLMC, 2.613%, 3/01/2037(b)	6,334,666
799,284	FHLMC, 2.622%, 4/01/2036(b)	831,138
1,029,718	FHLMC, 2.632%, 6/01/2037(b)	1,068,251
1,978,273	FHLMC, 2.678%, 2/01/2036(b)	2,097,025
3,978,838	FHLMC, 2.684%, 2/01/2036(b)	4,200,494
891,262	FHLMC, 2.762%, 4/01/2037(b)	942,224
675,285	FHLMC, 2.808%, 12/01/2034(b)	711,528
1,018,147	FHLMC, 2.832%, 11/01/2038(b)	1,076,851
1,728,094	FHLMC, 2.918%, 3/01/2036(b)	1,829,876
627,292	FHLMC, 2.966%, 2/01/2035(b)	664,934
2,643,492	FHLMC, 2.975%, 4/01/2037(b)	2,779,995
1,648,390	FHLMC, 3.012%, 3/01/2038(b)	1,752,291
708,657	FHLMC, 3.207%, 3/01/2037(b)	757,386
141,862	FHLMC, 3.808%, 12/01/2037(b)	147,671
243,979	FNMA, 2.244%, 2/01/2037(b)	253,867
5,349,536	FNMA, 2.287%, 9/01/2037(b)	5,640,985
2,109,704	FNMA, 2.331%, 7/01/2035(b)	2,195,018

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Hybrid ARMs – continued
$ 486,658	FNMA, 2.405%, 8/01/2035(b)	$515,533
1,151,027	FNMA, 2.406%, 8/01/2034(b)	1,225,569
1,337,255	FNMA, 2.410%, 9/01/2036(b)	1,415,412
516,096	FNMA, 2.423%, 8/01/2038(b)	537,438
3,157,962	FNMA, 2.433%, 11/01/2033(b)	3,337,593
2,088,206	FNMA, 2.473%, 8/01/2035(b)	2,214,433
746,806	FNMA, 2.512%, 10/01/2033(b)	792,011
759,589	FNMA, 2.522%, 12/01/2034(b)	808,020
1,349,883	FNMA, 2.527%, 1/01/2036(b)	1,431,397
3,663,718	FNMA, 2.528%, 7/01/2035(b)	3,855,948
2,051,059	FNMA, 2.538%, 10/01/2033(b)	2,174,011
3,559,468	FNMA, 2.541%, 4/01/2037(b)	3,748,066
1,606,050	FNMA, 2.578%, 6/01/2033(b)	1,695,363
6,433,006	FNMA, 2.583%, 10/01/2034(b)	6,802,589
578,669	FNMA, 2.584%, 11/01/2035(b)	610,878
713,297	FNMA, 2.585%, 9/01/2034(b)	751,936
1,488,219	FNMA, 2.598%, 6/01/2036(b)	1,582,581
4,436,051	FNMA, 2.601%, 6/01/2037(b)	4,698,664
4,839,236	FNMA, 2.603%, 4/01/2034(b)	5,113,114
316,037	FNMA, 2.682%, 8/01/2033(b)	335,659
346,951	FNMA, 2.741%, 4/01/2033(b)	365,975
1,949,951	FNMA, 2.752%, 4/01/2037(b)	2,060,519
886,813	FNMA, 2.806%, 2/01/2037(b)	936,686
1,596,831	FNMA, 2.813%, 4/01/2034(b)	1,690,437
3,325,316	FNMA, 2.817%, 9/01/2037(b)	3,512,471
1,218,061	FNMA, 2.880%, 5/01/2035(b)	1,300,282
4,250,088	FNMA, 2.886%, 7/01/2037(b)	4,483,154
5,007,856	FNMA, 2.912%, 3/01/2037(b)	5,294,793

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Hybrid ARMs – continued
$ 504,965	FNMA, 2.919%, 8/01/2036(b)	$537,197
1,612,382	FNMA, 2.924%, 2/01/2047(b)	1,693,786
778,491	FNMA, 2.939%, 7/01/2041(b)	812,903
1,880,995	FNMA, 3.705%, 6/01/2035(b)	1,996,238

		110,510,586

	Mortgage Related – 18.9%
123,158	FHLMC, 3.000%, 10/01/2026	129,489
885,851	FHLMC, 4.000%, with various maturities from 2024 to 2042(d)	948,493
676,653	FHLMC, 4.500%, with various maturities from 2025 to 2034(d)	724,632
280,542	FHLMC, 5.500%, 10/01/2023	305,178
24,286	FHLMC, 6.000%, 11/01/2019	25,496
413,871	FHLMC, 6.500%, with various maturities from 2017 to 2034(d)	498,331
480	FHLMC, 7.500%, 6/01/2026	557
1,161	FHLMC, 10.000%, 7/01/2019	1,237
19,642	FHLMC, 11.500%, 4/01/2020	19,956
195,727	FNMA, 3.000%, 3/01/2042	205,018
2,431,000	FNMA, 5.000%, with various maturities from 2037 to 2038(d)	2,712,884
1,268,810	FNMA, 5.500%, with various maturities from 2018 to 2033(d)	1,411,930
1,795,049	FNMA, 6.000%, with various maturities from 2017 to 2022(d)	1,968,206
240,881	FNMA, 6.500%, with various maturities from 2017 to 2037(d)	276,452
14,627	FNMA, 7.000%, 12/01/2022	14,668
93,409	FNMA, 7.500%, with various maturities from 2017 to 2032(d)	108,201
4,507,904	GNMA, 2.112%, 2/20/2061(b)	4,701,398
3,315,843	GNMA, 2.325%, 2/20/2063(b)	3,475,025
4,454,979	GNMA, 2.600%, 3/20/2063(b)	4,709,729
1,580,584	GNMA, 2.621%, 6/20/2065(b)	1,688,637
1,218,730	GNMA, 2.708%, 5/20/2065(b)	1,307,572
2,499,858	GNMA, 2.808%, 2/20/2063(b)	2,655,235
3,581,402	GNMA, 4.431%, 6/20/2063	3,921,961

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$ 1,938,145	GNMA, 4.444%, 3/20/2063	$2,101,948
1,901,131	GNMA, 4.469%, 2/20/2063	2,051,003
4,210,187	GNMA, 4.479%, 2/20/2062	4,473,451
4,763,696	GNMA, 4.488%, 10/20/2065	5,480,576
4,472,918	GNMA, 4.521%, 12/20/2061	4,731,133
6,780,728	GNMA, 4.532%, 12/20/2062	7,325,403
734,321	GNMA, 4.543%, 7/20/2063	824,620
16,940,089	GNMA, 4.556%, 12/20/2061	17,922,357
2,078,926	GNMA, 4.560%, 3/20/2062	2,209,129
11,544,833	GNMA, 4.583%, 11/20/2062	12,438,345
1,495,398	GNMA, 4.599%, 4/20/2063	1,621,585
4,255,763	GNMA, 4.604%, 6/20/2062	4,537,155
2,255,740	GNMA, 4.605%, 2/20/2066	2,569,557
1,302,542	GNMA, 4.616%, 8/20/2061	1,371,583
1,824,802	GNMA, 4.633%, 3/20/2064	2,063,402
1,737,305	GNMA, 4.639%, 3/20/2062	1,841,325
2,125,945	GNMA, 4.649%, 11/20/2063	2,398,181
7,115,240	GNMA, 4.659%, 2/20/2062	7,532,976
451,633	GNMA, 4.661%, 1/20/2064	512,281
8,618,965	GNMA, 4.685%, 8/20/2061	9,010,008
5,365,680	GNMA, 4.689%, with various maturities from 2062 to 2064(d)	5,847,972
1,705,615	GNMA, 4.698%, 7/20/2061	1,785,791
7,292,184	GNMA, 4.700%, with various maturities in 2061(d)	7,645,796
1,567,884	GNMA, 4.717%, 3/20/2061	1,635,590
1,356,802	GNMA, 4.808%, 8/20/2062	1,437,658
634,168	GNMA, 5.167%, 4/20/2061	671,351
19,621	GNMA, 6.000%, 12/15/2031	23,025
83,666	GNMA, 6.500%, 5/15/2031	100,286

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$ 83,051	GNMA, 7.000%, 10/15/2028	$94,934
4,432,182	Government National Mortgage Association, Series 2015-H04, Class FL, 0.906%, 2/20/2065(b)	4,394,581
6,064,612	Government National Mortgage Association, Series 2015-H05, Class FA, 0.736%, 4/20/2061(b)	6,013,146
13,804,857	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	13,875,992
6,695,754	Government National Mortgage Association, Series 2015-H12, Class FL, 0.666%, 5/20/2065(b)	6,596,683

		174,949,108

	Non-Agency Commercial Mortgage-Backed Securities – 6.7%
636,349	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	632,556
4,039,679	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.790%, 4/10/2049(b)	4,071,640
315,517	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	324,746
3,445,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2016-ASHF, Class A, 2.335%, 3/15/2028, 144A(b)	3,471,778
492,623	Barclays Commercial Mortgage Securities, Series 2015-RRI, Class A, 1.592%, 5/15/2032, 144A(b)	490,995
3,498,312	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 1.842%, 12/15/2027, 144A(b)	3,495,110
2,465,794	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class A, 1.392%, 6/15/2031, 144A(b)	2,462,405
3,425,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL5, Class A, 1.805%, 10/15/2031, 144A(b)	3,368,294
3,040,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL5, Class SV1, 2.285%, 10/15/2031, 144A(b)(e)(h)	3,036,975
4,282,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,608,120
2,505,932	GP Portfolio Trust, Series 2014-GPP, Class A, 1.392%, 2/15/2027, 144A(b)	2,488,621
3,305,945	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	3,433,031
4,171,222	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	4,209,558
5,535,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1.342%, 10/15/2029, 144A(b)	5,490,247
15,947	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043(b)	15,926
1,478,689	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.422%, 7/15/2031, 144A(b)	1,476,165
4,115,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 2.142%, 7/15/2036, 144A(b)	4,112,423
1,620,048	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	1,643,013
947,786	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	957,845

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 1,788,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	$1,816,927
1,933,290	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.496%, 4/15/2032, 144A(b)	1,904,072
3,700,000	Starwood Retail Property Trust, Inc., 1.662%, 11/15/2027, 144A(b)	3,657,929
3,237,074	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	3,235,914
1,370,621	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	1,411,403

		61,815,693

	Sovereigns – 0.2%
1,955,000	U.S. Department of Housing and Urban Development, Series 4, 1.880%, 8/01/2019	2,013,650

	Treasuries – 25.0%
34,990,000	U.S. Treasury Note, 1.125%, 1/15/2019	35,382,273
13,295,000	U.S. Treasury Note, 1.125%, 6/30/2021	13,360,957
15,805,000	U.S. Treasury Note, 1.250%, 10/31/2018	16,024,168
21,450,000	U.S. Treasury Note, 1.250%, 1/31/2020	21,763,363
48,640,000	U.S. Treasury Note, 1.375%, 1/31/2021	48,500,685
13,080,000	U.S. Treasury Note, 1.375%, 6/30/2023	13,147,440
4,860,000	U.S. Treasury Note, 1.500%, 5/31/2020	4,973,146
21,810,000	U.S. Treasury Note, 1.625%, 3/31/2019	22,356,951
2,385,000	U.S. Treasury Note, 1.625%, 8/31/2019	2,449,748
10,050,000	U.S. Treasury Note, 1.625%, 12/31/2019	10,327,551
17,125,000	U.S. Treasury Note, 1.625%, 7/31/2020	17,609,980
10,360,000	U.S. Treasury Note, 1.625%, 11/30/2020	10,663,517
13,545,000	U.S. Treasury Note, 2.125%, 8/31/2020	14,206,375

		231,766,154

	Total Bonds and Notes (Identified Cost $900,201,252)	900,440,515

Short-Term Investments – 3.8%
7,932,992	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $7,932,999 on 7/01/2016 collateralized by $7,830,000 U.S. Treasury Note, 1.750% due 5/15/2023 valued at $8,094,263 including accrued interest(f)	7,932,992
14,305,000	U.S. Treasury Bills, 0.036%, 07/07/2016(g)	14,304,857
8,990,000	U.S. Treasury Bills, 0.113%, 07/14/2016(g)	8,989,596
4,210,000	U.S. Treasury Bills, 0.173%, 07/28/2016(g)	4,207,297

	Total Short-Term Investments (Identified Cost $35,436,997)	35,434,742

Description	Value (†)
Total Investments – 101.1% (Identified Cost $935,638,249)(a)	$935,875,257
Other assets less liabilities – (1.1)%	(10,045,437)

Net Assets – 100.0%	$925,829,820

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been substantiated by the adviser are considered and classified as fair valued securities.

As of June 30, 2016, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$3,036,975	0.3%	$ 374,590	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2016, the net unrealized appreciation on investments based on a cost of $935,833,076 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$8,363,934
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,321,753)

Net unrealized appreciation	$42,181

At September 30, 2015, the Fund had a short-term capital loss carryforward of $2,555,389 with no expiration date and a long-term capital loss carryforward of $7,955,304 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(c)	Fair valued by the Fund’s adviser. At June 30, 2016, the value of these securities amounted to $374,590 or less than 0.1% of net assets.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Illiquid security.
(f)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2016, the value of these securities amounted to $3,036,975 or 0.3% of net assets.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of Rule 144A holdings amounted to $57,206,165 or 6.2% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Agency Commercial Mortgage-Backed Securities	$—	$152,789,402	$13,819,406	(a)	$166,608,808
Collateralized Mortgage Obligations	—	131,283,331	374,590	(b)	131,657,921
Non-Agency Commercial Mortgage-Backed Securities	—	58,778,718	3,036,975	(a)	61,815,693
All Other Bonds and Notes*	—	540,358,093	—		540,358,093

Total Bonds and Notes	—	883,209,544	17,230,971		900,440,515

Short-Term Investments	—	35,434,742	—		35,434,742

Total	$—	$918,644,286	$17,230,971		$935,875,257

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(b)	Fair valued by the Fund’s adviser.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or June 30, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2016
Bonds and Notes
Agency Commercial Mortgage-Backed Securities	$14,113,679	$—	$—	($294,273)	$—	$—	$—	$—	$13,819,406	($294,273)
Collateralized Mortgage Obligations	20,837	—	(3,847)	(11,378)	—	(305,686)	674,664	—	374,590	(11,377)
Non-Agency Commercial Mortgage-Backed Securities	3,037,972	—	—	(997)	—	—	—	—	3,036,975	(997)

Total	$17,172,488	$—	($3,847)	($306,648)	$—	($305,686)	$674,664	$—	$17,230,971	($306,647)

Debt securities valued at $674,664 were transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2016 (Unaudited)

Treasuries	25.0%
Mortgage Related	18.9
Agency Commercial Mortgage-Backed Securities	18.0
Collateralized Mortgage Obligations	14.2
Hybrid ARMs	12.0
Non-Agency Commercial Mortgage-Backed Securities	6.7
Other Investments, less than 2% each	2.5
Short-Term Investments	3.8

Total Investments	101.1
Other assets less liabilities	(1.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2016 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 97.8% of Net Assets

	Aerospace & Defense – 1.1%
274,516	Hexcel Corp.	$11,430,846

	Auto Components – 1.5%
86,502	Drew Industries, Inc.	7,338,830
247,386	Gentherm, Inc.(b)	8,472,970

		15,811,800

	Banks – 4.7%
246,644	Bank of the Ozarks, Inc.	9,254,083
223,884	Pinnacle Financial Partners, Inc.	10,936,733
303,955	PrivateBancorp, Inc.	13,383,139
164,924	Renasant Corp.	5,331,993
634,628	Talmer Bancorp, Inc., Class A	12,165,819

		51,071,767

	Biotechnology – 3.4%
343,949	Genomic Health, Inc.(b)	8,906,559
827,214	Ironwood Pharmaceuticals, Inc.(b)	10,815,823
599,087	Lexicon Pharmaceuticals, Inc.(b)	8,596,899
161,873	Ophthotech Corp.(b)	8,260,379

		36,579,660

	Building Products – 2.2%
255,385	Apogee Enterprises, Inc.	11,837,095
273,939	Trex Co., Inc.(b)	12,305,340

		24,142,435

	Capital Markets – 1.4%
306,099	Artisan Partners Asset Management, Inc.	8,472,820
269,156	Financial Engines, Inc.	6,963,066

		15,435,886

	Commercial Services & Supplies – 1.7%
446,202	Healthcare Services Group, Inc.	18,463,839

	Construction & Engineering – 2.2%
316,407	Granite Construction, Inc.	14,412,339
496,339	Primoris Services Corp.	9,395,697

		23,808,036

	Distributors – 1.6%
179,932	Pool Corp.	16,919,006

	Diversified Consumer Services – 3.5%
258,106	Bright Horizons Family Solutions, Inc.(b)	17,115,009
264,398	Grand Canyon Education, Inc.(b)	10,554,768
515,635	Nord Anglia Education, Inc.(b)	10,900,524

		38,570,301

	Diversified Financial Services – 1.8%
137,959	MarketAxess Holdings, Inc.	20,059,239

Shares	Description	Value (†)
Common Stocks – continued

	Diversified Telecommunication Services – 2.0%
358,050	Cogent Communications Holdings, Inc.	$14,343,483
738,983	ORBCOMM, Inc.(b)	7,352,881

		21,696,364

	Electrical Equipment – 1.0%
313,254	Generac Holdings, Inc.(b)	10,951,360

	Electronic Equipment, Instruments & Components – 1.8%
76,391	FEI Co.	8,164,670
137,629	IPG Photonics Corp.(b)	11,010,320

		19,174,990

	Energy Equipment & Services – 0.8%
151,400	Dril-Quip, Inc.(b)	8,846,302

	Food Products – 1.7%
656,795	Amplify Snack Brands, Inc.(b)	9,687,726
252,885	Snyder’s-Lance, Inc.	8,570,273

		18,257,999

	Health Care Equipment & Supplies – 7.5%
304,862	Cynosure, Inc., Class A(b)	14,830,012
377,511	Globus Medical, Inc.(b)	8,996,087
235,429	Inogen, Inc.(b)	11,797,347
353,432	Insulet Corp.(b)	10,687,784
173,286	Integra LifeSciences Holdings Corp.(b)	13,824,757
224,709	Neogen Corp.(b)	12,639,881
113,630	Nevro Corp.(b)	8,381,349
40,390	Wright Medical Group NV(b)	701,574

		81,858,791

	Health Care Providers & Services – 5.7%
202,444	Acadia Healthcare Co., Inc.(b)	11,215,398
376,851	Aceto Corp.	8,249,268
373,800	AMN Healthcare Services, Inc.(b)	14,940,786
145,628	Amsurg Corp.(b)	11,291,995
423,223	Ensign Group, Inc. (The)	8,891,915
260,598	HealthEquity, Inc.(b)	7,918,270

		62,507,632

	Health Care Technology – 3.1%
447,535	Inovalon Holdings, Inc., Class A(b)	8,060,105
269,156	Medidata Solutions, Inc.(b)	12,615,342
330,590	Press Ganey Holdings, Inc.(b)	13,008,717

		33,684,164

	Hotels, Restaurants & Leisure – 5.2%
363,822	Chuy’s Holdings, Inc.(b)	12,591,880
163,664	Popeyes Louisiana Kitchen, Inc.(b)	8,942,601
250,519	Texas Roadhouse, Inc.	11,423,666
97,552	Vail Resorts, Inc.	13,484,613
292,104	Zoe’s Kitchen, Inc.(b)	10,594,612

		57,037,372

Shares	Description	Value (†)
Common Stocks – continued

	Household Durables – 0.9%
135,263	Universal Electronics, Inc.(b)	$9,776,810

	Internet & Catalog Retail – 0.7%
186,117	Wayfair, Inc., Class A(b)	7,258,563

	Internet Software & Services – 4.5%
306,346	Criteo S.A., Sponsored ADR(b)	14,067,408
151,416	LogMeIn, Inc.(b)	9,604,317
416,928	Q2 Holdings, Inc.(b)	11,682,323
454,283	Wix.com Ltd.(b)	13,787,489

		49,141,537

	IT Services – 5.4%
302,965	Blackhawk Network Holdings, Inc.(b)	10,146,298
163,604	EPAM Systems, Inc.(b)	10,521,373
207,557	Euronet Worldwide, Inc.(b)	14,360,869
182,295	ExlService Holdings, Inc.(b)	9,554,081
384,685	InterXion Holding NV(b)	14,187,183

		58,769,804

	Leisure Products – 1.2%
277,072	Vista Outdoor, Inc.(b)	13,224,646

	Life Sciences Tools & Services – 2.6%
42,474	Accelerate Diagnostics, Inc.(b)	611,201
231,883	Cambrex Corp.(b)	11,995,308
216,872	INC Research Holdings, Inc., Class A(b)	8,269,329
173,029	PRA Health Sciences, Inc.(b)	7,225,691

		28,101,529

	Machinery – 2.8%
181,889	Astec Industries, Inc.	10,213,067
102,500	Middleby Corp. (The)(b)	11,813,125
123,693	RBC Bearings, Inc.(b)	8,967,743

		30,993,935

	Oil, Gas & Consumable Fuels – 2.0%
136,336	Diamondback Energy, Inc.(b)	12,435,207
167,727	PDC Energy, Inc.(b)	9,662,752

		22,097,959

	Pharmaceuticals – 2.1%
203,196	Dermira, Inc.(b)	5,943,483
295,214	Impax Laboratories, Inc.(b)	8,508,068
424,933	Supernus Pharmaceuticals, Inc.(b)	8,655,885

		23,107,436

	Professional Services – 1.4%
246,066	WageWorks, Inc.(b)	14,717,207

	Real Estate Management & Development – 0.9%
340,980	HFF, Inc., Class A	9,847,502

	Semiconductors & Semiconductor Equipment – 5.8%
365,966	Inphi Corp.(b)	11,721,891

Shares	Description	Value (†)
Common Stocks – continued

	Semiconductors & Semiconductor Equipment – continued
836,825	Intersil Corp.	$11,330,610
336,610	MKS Instruments, Inc.	14,494,426
205,330	Monolithic Power Systems, Inc.	14,028,146
240,789	Silicon Laboratories, Inc.(b)	11,736,056

		63,311,129

	Software – 7.5%
198,238	Blackbaud, Inc.	13,460,360
552,826	Callidus Software, Inc.(b)	11,045,463
257,446	FleetMatics Group PLC(b)	11,155,135
306,676	Guidewire Software, Inc.(b)	18,940,310
394,226	RingCentral, Inc., Class A(b)	7,774,137
93,841	Ultimate Software Group, Inc. (The)(b)	19,733,824

		82,109,229

	Specialty Retail – 2.0%
187,795	Monro Muffler Brake, Inc.	11,936,250
500,627	Tile Shop Holdings, Inc.(b)	9,952,465

		21,888,715

	Textiles, Apparel & Luxury Goods – 1.7%
141,092	Columbia Sportswear Co.	8,118,434
310,387	Steven Madden Ltd.(b)	10,609,027

		18,727,461

	Thrifts & Mortgage Finance – 0.9%
454,448	Essent Group Ltd.(b)	9,911,511

	Trading Companies & Distributors – 1.5%
212,098	Beacon Roofing Supply, Inc.(b)	9,644,096
194,985	SiteOne Landscape Supply, Inc.(b)	6,627,540

		16,271,636

	Total Common Stocks (Identified Cost $903,520,185)	1,065,564,398

Principal Amount
Short-Term Investments – 2.4%
$ 26,082,500	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $26,082,522 on 7/01/2016 collateralized by $25,705,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $26,604,675 including accrued interest(c) (Identified Cost $26,082,500)	26,082,500

	Total Investments – 100.2% (Identified Cost $929,602,685)(a)	1,091,646,898
	Other assets less liabilities – (0.2)%	(1,851,109)

	Net Assets – 100.0%	$1,089,795,789

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2016, the net unrealized appreciation on investments based on a cost of $929,602,685 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$195,661,910
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(33,617,697)

Net unrealized appreciation	$162,044,213

At September 30, 2015, late-year ordinary and post-October capital loss deferrals were $5,146,367. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,065,564,398	$—	$—	$1,065,564,398
Short-Term Investments	—	26,082,500	—	26,082,500

Total	$1,065,564,398	$26,082,500	$—	$1,091,646,898

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2016 (Unaudited)

Software	7.5%
Health Care Equipment & Supplies	7.5
Semiconductors & Semiconductor Equipment	5.8
Health Care Providers & Services	5.7
IT Services	5.4
Hotels, Restaurants & Leisure	5.2
Banks	4.7
Internet Software & Services	4.5
Diversified Consumer Services	3.5
Biotechnology	3.4
Health Care Technology	3.1
Machinery	2.8
Life Sciences Tools & Services	2.6
Building Products	2.2
Construction & Engineering	2.2
Pharmaceuticals	2.1
Oil, Gas & Consumable Fuels	2.0
Specialty Retail	2.0
Diversified Telecommunication Services	2.0
Other Investments, less than 2% each	23.6
Short-Term Investments	2.4

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2016 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 97.2% of Net Assets

	Aerospace & Defense – 4.1%
2,729	B/E Aerospace, Inc.	$126,012
3,327	Hexcel Corp.	138,536
793	TransDigm Group, Inc.(b)	209,106

		473,654

	Auto Components – 1.3%
1,773	Drew Industries, Inc.	150,421

	Banks – 4.2%
2,621	Columbia Banking System, Inc.	73,545
2,259	First Republic Bank	158,107
982	Signature Bank(b)	122,672
4,147	Western Alliance Bancorp(b)	135,400

		489,724

	Biotechnology – 1.0%
9,054	Ironwood Pharmaceuticals, Inc.(b)	118,381

	Capital Markets – 1.9%
589	Affiliated Managers Group, Inc.(b)	82,913
2,815	SEI Investments Co.	135,430

		218,343

	Commercial Services & Supplies – 4.9%
5,999	Healthcare Services Group, Inc.	248,238
3,797	KAR Auction Services, Inc.	158,487
4,878	Ritchie Bros. Auctioneers, Inc.	164,779

		571,504

	Construction Materials – 0.9%
5,686	Headwaters, Inc.(b)	102,007

	Diversified Consumer Services – 4.3%
2,479	Bright Horizons Family Solutions, Inc.(b)	164,382
3,718	Grand Canyon Education, Inc.(b)	148,423
8,723	Nord Anglia Education, Inc.(b)	184,404

		497,209

	Diversified Financial Services – 4.6%
2,267	CBOE Holdings, Inc.	151,027
1,669	MarketAxess Holdings, Inc.	242,673
1,749	MSCI, Inc.	134,883

		528,583

	Diversified Telecommunication Services – 1.6%
4,636	Cogent Communications Holdings, Inc.	185,718

	Electrical Equipment – 3.7%
780	Acuity Brands, Inc.	193,409
4,141	Generac Holdings, Inc.(b)	144,769

Shares	Description	Value (†)
Common Stocks – continued

	Electrical Equipment – continued
2,467	Sensata Technologies Holding NV(b)	$86,074

		424,252

	Electronic Equipment, Instruments & Components – 4.6%
1,279	Coherent, Inc.(b)	117,387
1,069	FEI Co.	114,255
5,421	National Instruments Corp.	148,535
6,069	Trimble Navigation Ltd.(b)	147,841

		528,018

	Energy Equipment & Services – 1.5%
1,789	Dril-Quip, Inc.(b)	104,531
2,227	Oceaneering International, Inc.	66,498

		171,029

	Food & Staples Retailing – 1.7%
1,507	Casey’s General Stores, Inc.	198,186

	Health Care Equipment & Supplies – 6.8%
2,472	Align Technology, Inc.(b)	199,120
2,490	Cantel Medical Corp.	171,138
1,713	DexCom, Inc.(b)	135,892
1,789	STERIS PLC	122,994
2,147	West Pharmaceutical Services, Inc.	162,914

		792,058

	Health Care Providers & Services – 6.9%
1,538	Acadia Healthcare Co., Inc.(b)	85,205
2,203	MEDNAX, Inc.(b)	159,563
3,263	Surgical Care Affiliates, Inc.(b)	155,547
2,598	VCA, Inc.(b)	175,651
2,025	WellCare Health Plans, Inc.(b)	217,242

		793,208

	Health Care Technology – 2.3%
894	athenahealth, Inc.(b)	123,381
5,179	HealthStream, Inc.(b)	137,347

		260,728

	Hotels, Restaurants & Leisure – 8.2%
3,105	BJ’s Restaurants, Inc.(b)	136,092
3,561	Dave & Buster’s Entertainment, Inc.(b)	166,619
3,508	Dunkin’ Brands Group, Inc.	153,019
818	Panera Bread Co., Class A(b)	173,367
3,340	Texas Roadhouse, Inc.	152,304
1,258	Vail Resorts, Inc.	173,894

		955,295

	Internet Software & Services – 3.6%
871	CoStar Group, Inc.(b)	190,453
1,375	j2 Global, Inc.	86,858
1,526	Stamps.com, Inc.(b)	133,403

		410,714

Shares	Description	Value (†)
Common Stocks – continued

	IT Services – 5.4%
4,739	Booz Allen Hamilton Holding Corp.	$140,464
1,972	Broadridge Financial Solutions, Inc.	128,574
2,911	ExlService Holdings, Inc.(b)	152,566
2,110	Gartner, Inc.(b)	205,535

		627,139

	Leisure Products – 2.1%
3,013	Brunswick Corp.	136,549
2,326	Vista Outdoor, Inc.(b)	111,020

		247,569

	Life Sciences Tools & Services – 1.2%
1,975	ICON PLC(b)	138,270

	Machinery – 3.1%
1,331	Middleby Corp. (The)(b)	153,398
3,760	Sun Hydraulics Corp.	111,635
1,087	Toro Co. (The)	95,873

		360,906

	Oil, Gas & Consumable Fuels – 2.4%
1,524	Diamondback Energy, Inc.(b)	139,004
5,279	Parsley Energy, Inc., Class A(b)	142,850

		281,854

	Pharmaceuticals – 1.1%
915	Jazz Pharmaceuticals PLC(b)	129,299

	Professional Services – 0.9%
3,206	TransUnion(b)	107,209

	Semiconductors & Semiconductor Equipment – 3.4%
3,700	Advanced Energy Industries, Inc.(b)	140,452
3,555	MACOM Technology Solutions Holdings, Inc.(b)	117,244
2,804	Silicon Laboratories, Inc.(b)	136,667

		394,363

	Software – 7.2%
2,929	Blackbaud, Inc.	198,879
5,066	Callidus Software, Inc.(b)	101,218
3,288	Guidewire Software, Inc.(b)	203,067
2,759	Paylocity Holding Corp.(b)	119,189
1,014	Ultimate Software Group, Inc. (The)(b)	213,234

		835,587

	Textiles, Apparel & Luxury Goods – 2.3%
1,495	Carter’s, Inc.	159,173
1,919	Columbia Sportswear Co.	110,419

		269,592

	Total Common Stocks (Identified Cost $10,541,391)	11,260,820

Principal Amount	Description	Value (†)
Short-Term Investments – 3.1%
$ 359,105	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $359,105 on 7/01/2016 collateralized by $335,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $367,425 including accrued interest(c) (Identified Cost $359,105)	$359,105

	Total Investments – 100.3% (Identified Cost $10,900,496)(a)	11,619,925
	Other assets less liabilities – (0.3)%	(29,426)

	Net Assets – 100.0%	$11,590,499

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2016, the net unrealized appreciation on investments based on a cost of $10,900,496 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,138,506
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(419,077)

Net unrealized appreciation	$719,429

At September 30, 2015, the Fund had a short-term capital loss carryforward of $168,511 with no expiration date. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$11,260,820	$—	$—	$11,260,820
Short-Term Investments	—	359,105	—	359,105

Total	$11,260,820	$359,105	$—	$11,619,925

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2016 (Unaudited)

Hotels, Restaurants & Leisure	8.2%
Software	7.2
Health Care Providers & Services	6.9
Health Care Equipment & Supplies	6.8
IT Services	5.4
Commercial Services & Supplies	4.9
Diversified Financial Services	4.6
Electronic Equipment, Instruments & Components	4.6
Diversified Consumer Services	4.3
Banks	4.2
Aerospace & Defense	4.1
Electrical Equipment	3.7
Internet Software & Services	3.6
Semiconductors & Semiconductor Equipment	3.4
Machinery	3.1
Oil, Gas & Consumable Fuels	2.4
Textiles, Apparel & Luxury Goods	2.3
Health Care Technology	2.3
Leisure Products	2.1
Other Investments, less than 2% each	13.1
Short-Term Investments	3.1

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 79.4% of Net Assets

Non-Convertible Bonds – 72.6%

	ABS Other – 0.3%
$ 19,641,615	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(b)(c)	$15,124,044
7,546,539	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(b)(c)	4,678,854
42,000,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(b)(c)(d)	5,880,000
11,756,187	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)(e)	11,347,276

		37,030,174

	Aerospace & Defense – 1.0%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	413,909
11,800,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	9,322,000
16,246,000	KLX, Inc., 5.875%, 12/01/2022, 144A	15,921,080
22,548,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	21,026,010
20,755,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	21,740,862
5,310,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	3,239,100
24,513,000	TransDigm, Inc., 6.500%, 7/15/2024	24,865,497
17,765,000	TransDigm, Inc., 6.500%, 5/15/2025	17,809,413

		114,337,871

	Airlines – 2.9%
13,620,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	11,003,425
146,785,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	145,317,150
12,781,538	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	13,423,555
10,288,467	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	10,447,115
2,527,717	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	2,619,650
21,015,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	22,118,287
136,151	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	138,193
440,970	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	456,933
92,740	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	93,027
638,848	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	670,791

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$ 13,018,829	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	$13,018,829
2,769,848	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	2,947,119
702,047	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	754,701
235,747	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	242,230
7,597,206	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	7,830,744
36,614,098	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	40,670,208
5,784,370	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	6,403,413
48,950,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	50,663,250
4,087,519	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	4,159,051
6,253,131	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	6,253,131

		339,230,802

	Automotive – 0.3%
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,434,501
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,698,673
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,400,045
25,345,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	24,204,475

		32,737,694

	Banking – 5.6%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	6,945,000
7,045,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	7,250,341
265,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	274,828
1,500,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(f)	1,490,625
10,000,000	Bank of Nova Scotia, 2.462%, 3/14/2019, (CAD)	7,951,469
57,792,000,000	Barclays Financial LLC, EMTN, 3.500%, 11/29/2016, (KRW)	50,606,696
36,445,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	27,157,036
22,091,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	16,205,125
3,450,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	3,567,925
25,000,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	20,380,433

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$ 9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	$9,203,243
19,245,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	17,618,740
45,620,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	33,184,009
800,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	931,008
36,195,000	Morgan Stanley, 4.350%, 9/08/2026	37,864,205
35,325,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	27,286,311
185,000,000	Morgan Stanley, 5.000%, 9/30/2021, (AUD)	149,171,998
74,310,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	55,242,887
100,265,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	78,011,249
950,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	1,298,732
46,735,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	48,457,746
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	12,574,100
53,095,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	42,639,154

		655,312,860

	Brokerage – 0.9%
5,000,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	4,300,000
22,540,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	20,237,539
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	45,198,193
20,010,000	Jefferies Group LLC, 6.250%, 1/15/2036	20,121,115
15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	16,901,446

		106,758,293

	Building Materials – 0.5%
19,945,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	18,349,400
6,995,000	Masco Corp., 6.500%, 8/15/2032	7,467,162
3,815,000	Masco Corp., 7.125%, 3/15/2020	4,392,973
2,630,000	Masco Corp., 7.750%, 8/01/2029	3,107,313
2,000,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	2,149,580
23,705,000	Owens Corning, 7.000%, 12/01/2036	28,921,333

		64,387,761

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – 1.2%
$ 850,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	$854,781
975,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	989,625
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,488,706
4,360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	4,501,700
17,679,000	DISH DBS Corp., 5.875%, 11/15/2024	16,441,470
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	21,612,750
4,835,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	4,503,541
135,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	147,013
44,800,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	52,563,078
11,275,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	8,879,843
7,000,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	6,868,750
20,300,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	20,238,694

		141,089,951

	Chemicals – 3.0%
19,810,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	19,166,175
99,610,000	Chemours Co. (The), 6.625%, 5/15/2023	84,668,500
18,370,000	Chemours Co. (The), 7.000%, 5/15/2025	15,407,837
85,854,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	80,702,760
20,000,000	Eco Services Operations LLC/Eco Finance Corp., 8.500%, 11/01/2022, 144A	20,000,000
20,070,000	Hercules, Inc., 6.500%, 6/30/2029	16,507,575
26,164,000	Hexion, Inc., 7.875%, 2/15/2023(b)(c)	6,541,000
6,010,000	Hexion, Inc., 8.875%, 2/01/2018	5,213,675
8,757,000	Hexion, Inc., 9.200%, 3/15/2021(b)(c)	2,451,960
16,660,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	11,266,325
90,205,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	87,949,875
885,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	692,513

		350,568,195

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Construction Machinery – 0.2%
$ 1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	$1,116,844
5,105,000	United Rentals North America, Inc., 5.750%, 11/15/2024	5,143,288
11,655,000	United Rentals North America, Inc., 7.625%, 4/15/2022	12,441,712

		18,701,844

	Consumer Cyclical Services – 0.1%
670,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	693,450
5,500,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	5,651,250

		6,344,700

	Consumer Products – 0.1%
11,545,000	Avon Products, Inc., 8.700%, 3/15/2043	8,427,850

	Electric – 1.6%
5,093,000	AES Corp. (The), 4.875%, 5/15/2023	5,029,338
23,940,000	AES Corp. (The), 5.500%, 3/15/2024	24,508,575
10,185,000	AES Corp. (The), 5.500%, 4/15/2025	10,223,194
39,663,703	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	40,851,155
49,217,455	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	48,441,296
1,247,846	CE Generation LLC, 7.416%, 12/15/2018	1,154,258
3,892,000	DPL, Inc., 6.750%, 10/01/2019	3,950,380
19,705,000	Dynegy, Inc., 7.625%, 11/01/2024	18,916,800
34,045,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	35,120,822
3,570,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	4,407,436
555,000	Enersis Americas S.A., 7.400%, 12/01/2016	567,772
444,936	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	444,936

		193,615,962

	Finance Companies – 4.9%
57,000,000	General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	41,297,325
79,035,000	General Electric Co., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	56,873,982
25,320,000	General Electric Co., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	18,313,702
4,095,000	iStar, Inc., 4.875%, 7/01/2018	3,951,675

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Finance Companies – continued
$ 14,060,000		iStar, Inc., 5.000%, 7/01/2019	$13,110,950
23,175,000		iStar, Inc., 5.850%, 3/15/2017	23,464,687
10,400,000		iStar, Inc., 7.125%, 2/15/2018	10,660,000
19,915,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	20,163,938
2,260,000		Navient Corp., 5.875%, 10/25/2024	1,932,300
19,155,000		Navient Corp., MTN, 6.125%, 3/25/2024	16,808,513
23,020,000		Navient LLC, 4.875%, 6/17/2019	22,214,300
22,945,000		Navient LLC, 5.500%, 1/25/2023	20,134,238
109,950	(††)	Navient LLC, 6.000%, 12/15/2043	2,271,201
5,910,000		Navient LLC, MTN, 4.625%, 9/25/2017	5,954,325
7,780,000		Navient LLC, MTN, 5.500%, 1/15/2019	7,794,782
17,600,000		Navient LLC, MTN, 7.250%, 1/25/2022	16,764,000
2,160,000		Navient LLC, MTN, 8.000%, 3/25/2020	2,207,261
14,465,000		Navient LLC, Series A, MTN, 5.000%, 6/15/2018	14,392,675
50,910,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(e)	35,764,275
51,680,000		Springleaf Finance Corp., 5.250%, 12/15/2019	48,127,000
133,915,000		Springleaf Finance Corp., 7.750%, 10/01/2021	128,893,187
55,015,000		Springleaf Finance Corp., 8.250%, 10/01/2023	52,264,250
10,120,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	10,170,600

			573,529,166

		Food & Beverage – 0.0%
4,880,000		Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	5,148,400

		Government Owned - No Guarantee – 0.5%
22,160,000		Pertamina Persero PT, 6.450%, 5/30/2044, 144A	23,459,285
21,145,000		Petrobras Global Finance BV, 4.375%, 5/20/2023	17,173,969
30,955,000		Petrobras Global Finance BV, 5.625%, 5/20/2043	21,978,050

			62,611,304

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – 2.5%
$ 2,160,000	BioScrip, Inc., 8.875%, 2/15/2021	$1,998,000
40,686,000	HCA, Inc., 5.875%, 5/01/2023	43,330,590
14,620,000	HCA, Inc., 7.050%, 12/01/2027	14,839,300
20,447,000	HCA, Inc., 7.500%, 12/15/2023	21,469,350
24,215,000	HCA, Inc., 7.500%, 11/06/2033	25,773,841
44,143,000	HCA, Inc., 7.690%, 6/15/2025	47,233,010
32,745,000	HCA, Inc., 8.360%, 4/15/2024	37,001,850
15,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	16,763,900
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	9,871,680
955,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	947,837
695,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	700,212
29,130,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	28,183,275
25,530,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	24,444,975
32,559,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	26,250,694

		298,808,514

	Home Construction – 0.9%
3,075,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	2,513,812
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(b)(e)	9,619,200
29,735,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	20,368,475
3,620,000	KB Home, 4.750%, 5/15/2019	3,629,050
47,260,000	PulteGroup, Inc., 6.000%, 2/15/2035	47,023,700
13,190,000	PulteGroup, Inc., 6.375%, 5/15/2033	13,684,625
10,305,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.375%, 6/15/2019	10,356,525
195,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 5.875%, 6/15/2024	198,169

		107,393,556

	Independent Energy – 2.1%
595,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	581,577
540,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	495,953

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$ 7,550,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	$6,323,125
6,930,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	5,578,650
15,000,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	9,787,500
1,705,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	699,050
4,945,000	California Resources Corp., 5.000%, 1/15/2020	2,608,488
81,805,000	California Resources Corp., 5.500%, 9/15/2021	41,311,525
11,240,000	California Resources Corp., 6.000%, 11/15/2024	5,507,600
1,310,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	831,850
55,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	38,225
6,505,000	Continental Resources, Inc., 3.800%, 6/01/2024	5,675,612
1,225,000	Continental Resources, Inc., 4.500%, 4/15/2023	1,142,313
19,290,000	Eclipse Resources Corp., 8.875%, 7/15/2023	18,229,050
2,990,000	Halcon Resources Corp., 9.250%, 2/15/2022(d)	627,900
9,700,000	Halcon Resources Corp., 9.750%, 7/15/2020(d)	2,206,750
1,022,000	Noble Energy, Inc., 5.625%, 5/01/2021	1,066,242
1,940,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,765,400
1,545,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	1,479,338
7,170,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	7,331,325
2,055,000	QEP Resources, Inc., 5.250%, 5/01/2023	1,890,600
10,280,000	QEP Resources, Inc., 6.875%, 3/01/2021	10,382,800
6,250,000	Rice Energy, Inc., 6.250%, 5/01/2022	6,203,125
7,200,000	RSP Permian, Inc., 6.625%, 10/01/2022	7,416,000
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023	13,833,930
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021	8,068,200
8,241,000	SM Energy Co., 5.000%, 1/15/2024	7,046,055
22,844,000	SM Energy Co., 6.125%, 11/15/2022	20,987,925
801,000	SM Energy Co., 6.500%, 11/15/2021	750,938

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$ 2,522,000	SM Energy Co., 6.500%, 1/01/2023	$2,345,460
6,283,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A(g)	4,225,317
45,515,000	Ultra Petroleum Corp., 6.125%, 10/01/2024, 144A(g)	31,974,287
10,845,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	9,977,400
3,855,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	3,479,137
945,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	844,594

		242,713,241

	Industrial Other – 0.1%
6,880,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	7,344,400

	Integrated Energy – 0.0%
5,385,000	Pacific Exploration and Production Corp., 5.125%, 3/28/2023, 144A(g)	996,225
3,125,000	Pacific Exploration and Production Corp., 5.625%, 1/19/2025, 144A(g)	578,125

		1,574,350

	Life Insurance – 1.0%
20,075,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(f)	21,032,577
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(b)(e)	16,427,445
1,225,000	Genworth Financial, Inc., (fixed rate to 11/15/2016, variable rate thereafter), 6.150%, 11/15/2066	404,250
3,695,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	2,762,013
27,200,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	20,468,000
10,990,000	Genworth Holdings, Inc., 6.500%, 6/15/2034	7,720,475
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(e)	30,655,940
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(e)	10,613,828
2,894,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,471,923

		113,556,451

	Local Authorities – 1.2%
95,480,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	78,248,280
82,840,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	65,905,533

		144,153,813

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – 1.2%
111,590,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	$5,281,396
64,250,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	45,296,250
33,370,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	22,858,450
7,180,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	7,287,700
17,950,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	18,488,500
27,185,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	24,177,795
2,410,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	2,241,300
3,730,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	3,655,400
5,925,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	6,132,375

		135,419,166

	Metals & Mining – 1.9%
8,202,122	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(e)(g)(h)	820
2,000,000	AK Steel Corp., 7.625%, 10/01/2021	1,815,000
3,949,000	Alcoa, Inc., 5.870%, 2/23/2022	4,127,495
5,075,000	Alcoa, Inc., 5.900%, 2/01/2027	5,151,125
1,405,000	Alcoa, Inc., 5.950%, 2/01/2037	1,313,675
4,330,000	Alcoa, Inc., 6.750%, 1/15/2028	4,459,900
25,271,000	ArcelorMittal, 7.750%, 3/01/2041	24,070,627
30,695,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	27,318,550
8,705,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	9,452,620
23,112,000	Cliffs Natural Resources, Inc., 8.000%, 9/30/2020, 144A	19,529,640
26,350,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(b)(e)(g)	4,808,875
12,315,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	9,513,338
14,645,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	14,937,900
51,000,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	52,147,500
4,200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	3,402,000
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	12,363,985
11,719,000	United States Steel Corp., 6.650%, 6/01/2037	7,851,730

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – continued
$ 7,490,000	United States Steel Corp., 6.875%, 4/01/2021	$6,497,575
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,070,500

		219,832,855

	Midstream – 0.2%
8,935,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	9,824,944
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	489,850
3,350,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	3,316,500
9,440,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018	9,605,200
3,185,492	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	3,376,621

		26,613,115

	Non-Agency Commercial Mortgage-Backed Securities – 1.1%
26,806,030	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR1, 2.143%, 5/13/2031, 144A(b)(e)(i)	26,557,335
12,902,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR2, 2.643%, 5/13/2031, 144A(b)(e)(i)	12,755,472
8,622,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR3, 3.093%, 5/13/2031, 144A(b)(e)(i)	8,528,072
16,080,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR4, 4.193%, 5/13/2031, 144A(b)(e)(i)	15,724,141
35,060,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.988%, 8/10/2045(i)	31,655,670
12,542,687	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	9,640,185
29,982,866	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(b)(e)	29,404,197

		134,265,072

	Oil Field Services – 0.8%
19,335,000	FTS International, Inc., 6.250%, 5/01/2022	7,540,650
7,120,000	Global Marine, Inc., 7.000%, 6/01/2028	4,770,400
17,482,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(b)(e)(g)	5,244,600
40,403,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(b)(e)(g)	12,120,900
18,385,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	12,869,500
12,020,000	Precision Drilling Corp., 5.250%, 11/15/2024	9,616,000
594,000	Precision Drilling Corp., 6.500%, 12/15/2021	533,115
2,590,000	Precision Drilling Corp., 6.625%, 11/15/2020	2,350,425
500,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	27,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – continued
$ 39,300,000	Transocean, Inc., 5.050%, 10/15/2022	$27,804,750
1,500,000	Transocean, Inc., 6.500%, 11/15/2020	1,333,050
1,320,000	Transocean, Inc., 6.800%, 3/15/2038	861,300
4,355,000	Transocean, Inc., 8.125%, 12/15/2021	3,679,975

		88,752,165

	Oil, Gas & Consumable Fuels – 0.0%
17,187,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020, 144A(k)	3,695,205

	Packaging – 0.0%
1,705,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	1,630,406

	Paper – 0.4%
18,545,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	26,859,873
4,865,000	WestRock MWV LLC, 7.950%, 2/15/2031	6,492,265
10,100,000	WestRock MWV LLC, 8.200%, 1/15/2030	13,558,341
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,590,785

		50,501,264

	Property & Casualty Insurance – 0.3%
12,510,000	MBIA Insurance Corp., 11.888%, 1/15/2033, 144A(d)(i)	4,628,700
2,994,000	Old Republic International Corp., 4.875%, 10/01/2024	3,197,972
10,080,000	Sirius International Group, 6.375%, 3/20/2017, 144A	10,302,698
3,000,000	Sirius International Group, (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(f)	3,011,250
17,870,000	XL Group PLC, (fixed rate to 4/15/2017, variable rate thereafter), 6.500%(f)	12,419,650

		33,560,270

	Railroads – 0.0%
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)(e)	1,127,795

	Restaurants – 0.0%
1,330,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	1,799,333

	Retailers – 0.8%
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,680,609
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,719,150

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – continued
$ 10,270,000	Foot Locker, Inc., 8.500%, 1/15/2022	$12,144,275
830,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	780,200
3,335,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	3,401,700
27,224,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	20,614,013
2,510,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	1,807,200
8,170,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	8,453,417
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	13,230,376
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,605,029
3,765,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	470,625
24,860,000	Toys “R” Us, Inc., 7.375%, 10/15/2018	21,131,000

		95,037,594

	Sovereigns – 2.4%
285,980,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	285,897,066

	Supermarkets – 1.7%
4,555,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024, 144A	4,703,038
79,276,000	New Albertson’s, Inc., 7.450%, 8/01/2029	76,897,720
25,595,000	New Albertson’s, Inc., 7.750%, 6/15/2026	24,539,206
24,085,000	New Albertson’s, Inc., 8.000%, 5/01/2031	23,874,256
5,815,000	New Albertson’s, Inc., 8.700%, 5/01/2030	5,815,000
16,342,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	14,544,380
34,580,000	SUPERVALU, Inc., 6.750%, 6/01/2021	29,046,508
23,400,000	SUPERVALU, Inc., 7.750%, 11/15/2022	19,534,320

		198,954,428

	Supranational – 0.2%
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	18,278,582

	Technology – 2.1%
4,881,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	4,124,445
59,505,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	62,033,962

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$ 34,955,000	Amkor Technology, Inc., 6.375%, 10/01/2022	$33,644,188
20,860,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A	21,746,279
26,510,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.100%, 7/15/2036, 144A	28,579,052
19,070,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 7/15/2046, 144A	20,502,329
56,340,000	KLA-Tencor Corp., 4.650%, 11/01/2024	61,459,841
15,170,000	KLA-Tencor Corp., 5.650%, 11/01/2034	16,268,293
2,562,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	2,817,319
180,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	233,104

		251,408,812

	Transportation Services – 0.2%
10,503,000	APL Ltd., 8.000%, 1/15/2024(b)(e)	6,931,980
2,829,266	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2018(c)	2,878,778
2,081,009	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(c)(j)	2,127,831
1,374,422	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 1/02/2018(c)	1,374,422
2,316,850	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(c)(j)	2,386,355
1,864,358	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 1/02/2018(c)	1,892,324

		17,591,690

	Treasuries – 23.5%
312,000,000	Canadian Government, 0.750%, 9/01/2020, (CAD)	243,446,697
29,490,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	23,189,122
80,645,000	Canadian Government, 1.750%, 9/01/2019, (CAD)	64,771,302
6,710,000	Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	7,169,824
1,010,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(k)	809,756
1,100,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(k)	741,541
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(k)	2,659,760
4,455,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(k)	2,976,659
5,820,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(k)	3,862,200
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(k)	2,636,717

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
4,680,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(k)	$3,092,806
5,970,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(k)	3,944,562
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2042, (EUR)(k)	2,663,399
9,710,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	53,402,915
9,930,439	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	56,761,816
4,250,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	26,500,889
7,740,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	47,345,640
27,224,481	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	169,262,471
3,035,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	19,990,075
21,700,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	152,193,467
252,700,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	194,399,619
175,365,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	147,991,452
458,725,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	63,068,487
836,485,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	103,194,787
658,049,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	87,691,639
162,850,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	44,206,705
55,925,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	16,365,065
3,842,906,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	22,818,856
1,605,660,000		Republic of Iceland, 7.250%, 10/26/2022, (ISK)	10,040,154
4,496,156,000		Republic of Iceland, 8.750%, 2/26/2019, (ISK)	28,371,280
60,000,000		U.S. Treasury Note, 0.375%, 10/31/2016	60,004,080
100,000,000		U.S. Treasury Note, 0.500%, 7/31/2016	100,025,500
100,000,000		U.S. Treasury Note, 0.500%, 9/30/2016	100,037,200
325,000,000		U.S. Treasury Note, 0.500%, 11/30/2016	325,174,850
275,000,000		U.S. Treasury Note, 0.500%, 7/31/2017	274,914,200
300,000,000		U.S. Treasury Note, 0.625%, 11/15/2016	300,293,100

			2,766,018,592

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – 0.8%
293,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	$15,353,110
134,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	7,269,823
31,041,000	Sprint Capital Corp., 6.875%, 11/15/2028	24,367,185
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	5,352,300
21,052,000	Sprint Communications, Inc., 6.000%, 11/15/2022	16,565,819
8,200,000	Sprint Corp., 7.125%, 6/15/2024	6,539,500
23,641,000	Sprint Corp., 7.250%, 9/15/2021	20,153,952

		95,601,689

	Wirelines – 4.1%
4,370,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	4,296,160
7,545,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	7,286,229
64,380,000	CenturyLink, Inc., 6.450%, 6/15/2021	65,426,175
765,000	CenturyLink, Inc., 7.650%, 3/15/2042	646,425
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	6,150,300
2,965,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,498,013
7,940,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	7,801,050
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	330,400
10,703,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	9,605,942
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,336,662
37,225,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	36,666,625
16,755,000	Frontier Communications Corp., 6.250%, 9/15/2021	15,795,977
18,725,000	Frontier Communications Corp., 6.875%, 1/15/2025	15,717,297
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	31,818,880
25,745,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	26,066,812
4,667,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A	711,718
16,550,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	2,754,954
29,750,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	5,018,289
42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	34,392,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$ 12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	$12,712,260
32,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	27,568,145
26,401,000	Qwest Corp., 6.875%, 9/15/2033	26,034,000
39,171,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	37,408,305
22,645,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	22,503,469
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	25,131,731
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	15,857,546
29,552,000	Verizon Communications, Inc., 2.450%, 11/01/2022	29,815,308
1,225,000	Windstream Services LLC, 7.500%, 6/01/2022	1,102,500
3,760,000	Windstream Services LLC, 7.500%, 4/01/2023	3,355,800

		479,809,572

	Total Non-Convertible Bonds (Identified Cost $9,295,427,566)	8,531,171,823

Convertible Bonds – 5.2%

	Building Materials – 0.2%
9,592,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	8,878,595
19,486,000	KB Home, 1.375%, 2/01/2019	18,609,130

		27,487,725

	Chemicals – 0.1%
4,305,000	RPM International, Inc., 2.250%, 12/15/2020	4,993,800

	Diversified Manufacturing – 0.1%
4,727,000	Trinity Industries, Inc., 3.875%, 6/01/2036	5,111,069

	Leisure – 0.2%
27,795,000	Rovi Corp., 0.500%, 3/01/2020	26,227,918

	Metals & Mining – 0.0%
1,615,000	TimkenSteel Corp., 6.000%, 6/01/2021	1,698,778

	Midstream – 0.8%
63,121,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	50,812,405
49,165,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	45,354,712

		96,167,117

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Pharmaceuticals – 0.0%
$ 1,655,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	$1,913,594

	Property & Casualty Insurance – 0.5%
44,291,000	Old Republic International Corp., 3.750%, 3/15/2018	56,581,752

	Technology – 3.3%
7,520,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020	7,379,000
7,185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	8,383,997
179,755,000	Intel Corp., 3.250%, 8/01/2039	292,214,222
5,377,133	Liberty Interactive LLC, 3.500%, 1/15/2031	4,847,233
12,820,000	Nuance Communications, Inc., 1.000%, 12/15/2035, 144A	11,265,575
39,460,000	Nuance Communications, Inc., 1.500%, 11/01/2035	38,128,225
10,415,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	10,545,187
11,570,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	11,273,519

		384,036,958

	Total Convertible Bonds (Identified Cost $488,958,662)	604,218,711

Municipals – 1.6%

	District of Columbia – 0.0%
3,850,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	5,389,769

	Illinois – 0.4%
47,285,000	State of Illinois, 5.100%, 6/01/2033	45,444,195

	Michigan – 0.1%
12,040,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	11,653,396

	Puerto Rico – 0.4%
63,900,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(d)	42,573,375

	Virginia – 0.7%
97,200,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	81,829,764

	Total Municipals (Identified Cost $203,572,249)	186,890,499

	Total Bonds and Notes (Identified Cost $9,987,958,477)	9,322,281,033

Principal Amount (‡)	Description	Value (†)
Loan Participations – 0.1%

	ABS Other – 0.1%
$ 13,201,142	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039(b)(e)(i) (Identified Cost $13,300,151)	$13,003,125

Senior Loans – 1.9%

	Automotive – 0.2%
22,026,523	IBC Capital Ltd., 1st Lien Term Loan, 4.750%, 9/09/2021(i)	21,218,811
5,948,124	IBC Capital Ltd., 2nd Lien Term Loan, 8.000%, 9/09/2022(b)(e)(i)	5,204,608

		26,423,419

	Chemicals – 0.4%
4,197,276	Ascend Performance Materials Operations LLC, Term Loan B, 6.750%, 4/10/2018(i)	4,176,290
5,485,699	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(i)	5,444,557
6,147,386	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(i)	5,993,701
31,355,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.750%, 12/20/2020(i)	30,649,513

		46,264,061

	Construction Machinery – 0.3%
43,891,433	Onsite U.S. Finco LLC, Term Loan, 5.500%, 7/30/2021(i)	31,601,832

	Consumer Cyclical Services – 0.5%
40,581,250	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(i)	29,484,713
43,000,000	SourceHov LLC, 2014 2nd Lien Term Loan, 11.500%, 4/30/2020(b)(e)(i)	22,897,500

		52,382,213

	Diversified Manufacturing – 0.1%
9,855,214	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(i)	5,650,290

	Financial Other – 0.1%
12,978,514	DBRS Ltd., Term Loan, 6.250%, 3/04/2022(i)	12,816,283

	Industrial Other – 0.0%
4,764,264	Eastman Kodak Co., Exit Term Loan, 7.250%, 9/03/2019(i)	4,609,425

	Media Entertainment – 0.0%
6,131,501	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(i)	2,391,286

	Natural Gas – 0.0%
1,351,902	Southcross Holdings Borrower LP, Exit Term Loan B, 3.500%, 4/13/2023(i)	1,135,597

	Oil Field Services – 0.1%
2,618,182	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(i)	1,019,232

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

Oil Field Services – continued
$ 5,413,154	Paragon Offshore Finance Co., Term Loan B, 5.250%, 7/18/2021(i)	$1,353,288
2,925,403	Petroleum Geo-Services ASA, New Term Loan B, 3.250%, 3/19/2021(i)	1,921,639
2,760,596	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 8.250%, 5/22/2022(i)	1,325,086

		5,619,245

	Other Utility – 0.0%
1,298,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(i)	1,259,060

	Retailers – 0.0%
2,743,591	Toys “R” Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(i)	2,458,944

	Technology – 0.1%
4,070,400	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(i)	3,968,640
9,507,380	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(b)(e)(i)	6,686,826

		10,655,466

	Transportation Services – 0.0%
3,795,444	OSG Bulk Ships, Inc., OBS Term Loan, 5.250%, 8/05/2019(i)	3,643,626

	Wireless – 0.0%
3,384,615	Asurion LLC, New 2nd Lien Term Loan, 8.500%, 3/03/2021(i)	3,249,230

	Wirelines – 0.1%
14,998,206	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(b)(e)(i)	13,723,358
1,672,963	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(i)	1,645,777

		15,369,135

	Total Senior Loans (Identified Cost $294,826,138)	225,529,112

Shares
Common Stocks – 13.7%

	Airlines – 0.0%
38,455	United Continental Holdings, Inc.(d)	1,578,193

	Automobiles – 0.1%
274,135	General Motors Co.	7,758,021

	Containers & Packaging – 0.1%
460,656	Owens-Illinois, Inc.(d)	8,296,415

	Diversified Telecommunication Services – 1.8%
283,397	Hawaiian Telcom Holdco, Inc.(d)	6,005,182
607,219	Level 3 Communications, Inc.(d)	31,265,706
2,511,895	Telecom Italia SpA, Sponsored ADR	16,151,485

Shares	Description	Value (†)
Common Stocks – continued

	Diversified Telecommunication Services – continued
16,577,220	Telefonica S.A., Sponsored ADR	$157,152,046

		210,574,419

	Electric Utilities – 0.1%
94,166	Duke Energy Corp.	8,078,501

	Energy Equipment & Services – 0.0%
220,216	Hercules Offshore, Inc.(d)	306,100

	Household Durables – 0.3%
477,725	KB Home	7,266,197
549,450	Lennar Corp., Class A	25,329,645

		32,595,842

	Metals & Mining – 0.3%
7,117,734	ArcelorMittal, (Registered)(d)	33,168,640
226,877	Cliffs Natural Resources, Inc.(d)	1,286,393

		34,455,033

	Multi-Utilities – 0.0%
73,618	CMS Energy Corp.	3,376,121

	Oil, Gas & Consumable Fuels – 0.7%
846,398	Chesapeake Energy Corp.(d)	3,622,584
5,351,804	Repsol YPF S.A., Sponsored ADR	68,342,537
257,805	Rex Energy Corp.(d)	170,280
1,514	Southcross Holdings Group LLC(c)(d)	—
1,514	Southcross Holdings LP, Class A(c)(d)	514,760
141,249	Spectra Energy Corp.	5,173,951

		77,824,112

	Pharmaceuticals – 5.3%
8,514,190	Bristol-Myers Squibb Co.	626,218,674

	REITs - Apartments – 0.1%
290,904	Apartment Investment & Management Co., Class A	12,846,321

	REITs - Diversified – 0.0%
227,043	NexPoint Residential Trust, Inc.	4,132,183

	REITs - Shopping Centers – 0.0%
201,557	DDR Corp.	3,656,244
61,579	WP GLIMCHER, Inc.	689,069

		4,345,313

	Semiconductors & Semiconductor Equipment – 4.8%
17,300,541	Intel Corp.	567,457,745

	Trading Companies & Distributors – 0.1%
176,859	United Rentals, Inc.(d)	11,867,239

	Total Common Stocks (Identified Cost $1,353,630,876)	1,611,710,232

Shares	Description	Value (†)
Preferred Stocks – 1.5%

Convertible Preferred Stocks – 1.3%

	Banking – 0.3%
19,062	Bank of America Corp., Series L, 7.250%	$22,779,090
8,533	Wells Fargo & Co., Series L, Class A, 7.500%	11,086,074

		33,865,164

	Communications – 0.0%
10,483	Cincinnati Bell, Inc., 6.750%	519,328

	Electric – 0.2%
374,193	AES Trust III, 6.750%	19,480,487

	Energy – 0.1%
242,297	El Paso Energy Capital Trust I, 4.750%	12,185,116

	Metals & Mining – 0.2%
906,807	Alcoa, Inc., Series 1, 5.375%	29,806,746

	Midstream – 0.3%
172,972	Chesapeake Energy Corp., 4.500%(d)	4,047,545
231,033	Chesapeake Energy Corp., 5.000%(d)	5,542,482
43,178	Chesapeake Energy Corp., 5.750%, 144A(d)	12,062,854
38,539	Chesapeake Energy Corp., Series A, 5.750%, 144A(d)	10,285,095

		31,937,976

	REITs - Diversified – 0.1%
29,153	Crown Castle International Corp., Series A, 4.500%	3,523,432
267,179	Weyerhaeuser Co., Series A, 6.375%	13,457,806

		16,981,238

	REITs - Health Care – 0.1%
116,700	Welltower, Inc., 6.500%	7,912,260

	REITs - Hotels – 0.0%
167,167	FelCor Lodging Trust, Inc., Series A, 1.950%	4,210,937

	REITs - Mortgage – 0.0%
38,767	iStar, Inc., Series J, 4.500%	1,755,757

	Total Convertible Preferred Stocks (Identified Cost $229,748,357)	158,655,009

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – 0.2%

	Banking – 0.0%
4,680	Countrywide Capital IV, 6.750%	$120,510

	Electric – 0.0%
393	Entergy New Orleans, Inc., 4.750%	39,177

	Finance Companies – 0.1%
39,200	iStar, Inc., Series E, 7.875%	896,896
39,300	iStar, Inc., Series F, 7.800%	884,643
10,425	iStar, Inc., Series G, 7.650%	233,520
101,175	SLM Corp., Series A, 6.970%	4,962,634

		6,977,693

	Home Construction – 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(d)	1,037,065

	REITs - Office Property – 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	2,008,466

	REITs - Warehouse/Industrials – 0.1%
116,192	ProLogis, Inc., Series Q, 8.540%	7,973,676

	Total Non-Convertible Preferred Stocks (Identified Cost $14,571,130)	18,156,587

	Total Preferred Stocks (Identified Cost $244,319,487)	176,811,596

Closed-End Investment Companies – 0.0%
170,282	NexPoint Credit Strategies Fund (Identified Cost $10,230,310)	3,628,709

Principal Amount (‡)
Short-Term Investments – 4.3%
$ 2,332,331	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2016 at 0.000% to be repurchased at $2,332,331 on 7/01/2016 collateralized by $2,323,600 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $2,378,994 including accrued interest(l)	2,332,331
498,644,577	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $498,644,993 on 7/01/2016 collateralized by $18,410,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $19,054,350; $461,000,000 U.S. Treasury Note, 1.875% due 10/31/2022 valued at $478,863,750; $10,240,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $10,700,800 including accrued interest(l)	498,644,577

	Total Short-Term Investments (Identified Cost $500,976,908)	500,976,908

Description	Value (†)
Total Investments – 100.9% (Identified Cost $12,405,242,347)(a)	$11,853,940,715
Other assets less liabilities – (0.9)%	(105,219,050)

Net Assets – 100.0%	$11,748,721,665

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been substantiated by the adviser are considered and classified as fair valued securities.

As of June 30, 2016, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$299,147,568	2.5%	$45,850,328	0.4%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2016, the net unrealized depreciation on investments based on a cost of $12,440,319,656 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,068,940,072
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,655,319,013)

Net unrealized depreciation	$(586,378,941)

(b)	Illiquid security.
(c)	Fair valued by the Fund’s adviser. At June 30, 2016, the value of these securities amounted to $45,850,328 or 0.4% of net assets.
(d)	Non-income producing security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2016, the value of these securities amounted to $299,147,568 or 2.5% of net assets.
(f)	Perpetual bond with no specified maturity date.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(i)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(j)	Maturity has been extended under the terms of a plan of reorganization.
(k)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of Rule 144A holdings amounted to $2,034,141,687 or 17.3% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016, at value:

Strategic Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$11,347,276	$25,682,898	(a)	$37,030,174
Airlines	—	332,977,671	6,253,131	(b)	339,230,802
Chemicals	—	341,575,235	8,992,960	(a)	350,568,195
Finance Companies	2,271,201	571,257,965	—		573,529,166
Non-Agency Commercial Mortgage-Backed Securities	—	104,860,875	29,404,197	(b)	134,265,072
Transportation Services	—	6,931,980	10,659,710	(a)	17,591,690
All Other Non-Convertible Bonds*	—	7,078,956,724	—		7,078,956,724

Total Non-Convertible Bonds	2,271,201	8,447,907,726	80,992,896		8,531,171,823

Convertible Bonds*	—	604,218,711	—		604,218,711
Municipals*	—	186,890,499	—		186,890,499

Total Bonds and Notes	2,271,201	9,239,016,936	80,992,896		9,322,281,033

Loan Participations*	—	—	13,003,125	(b)	13,003,125
Senior Loans*	—	225,529,112	—		225,529,112
Common Stocks
Oil, Gas & Consumable Fuels	77,309,352	—	514,760	(a)	77,824,112
All Other Common Stocks*	1,533,886,120	—	—		1,533,886,120

Total Common Stocks	1,611,195,472	—	514,760		1,611,710,232

Preferred Stocks
Convertible Preferred Stocks
Midstream	4,047,545	22,347,949	5,542,482	(b)	31,937,976
REITs - Mortgage	—	1,755,757	—		1,755,757
All Other Convertible Preferred Stocks*	124,961,276	—	—		124,961,276

Total Convertible Preferred Stocks	129,008,821	24,103,706	5,542,482		158,655,009

Non-Convertible Preferred Stocks
Electric	—	39,177	—		39,177
REITs - Office Property	—	2,008,466	—		2,008,466
REITs - Warehouse/Industrials	—	7,973,676	—		7,973,676
All Other Non-Convertible Preferred Stocks*	8,135,268	—	—		8,135,268

Total Non-Convertible Preferred Stocks	8,135,268	10,021,319	—		18,156,587

Total Preferred Stocks	137,144,089	34,125,025	5,542,482		176,811,596

Closed-End Investment Companies	3,628,709	—	—		3,628,709
Short-Term Investments	—	500,976,908	—		500,976,908

Total	$1,754,239,471	$9,999,647,981	$100,053,263		$11,853,940,715

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices for which the inputs are unobservable to the Fund.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or June 30, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Other	$53,844,406	$—	$—	$(23,928,896)	$112,670	$(4,345,282)	$—	$—	$25,682,898	$(25,506,090)
Airlines	46,132,152	—	—	(119,880)	—	(1,738,847)	8,111,858	(46,132,152)	6,253,131	(119,880)
Chemicals	—	226,815	—	(10,770,933)	—	—	19,537,078	—	8,992,960	(10,770,933)
Metals & Mining	2,624,679	—	—	—	—	—	—	(2,624,679)	—	—
Non-Agency Commercial Mortgage-Backed Securities	30,346,820	—	—	(825,489)	—	(117,134)	—	—	29,404,197	(824,529)
Oil Field Services	205,000	—	—	—	—	—	—	(205,000)	—	—
Retailers	11,273,545	—	—	—	—	—	—	(11,273,545)	—	—
Transportation Services	12,632,376	—	286,306	(404,332)	—	(1,854,640)	—	—	10,659,710	(162,292)
Loan Participations	13,995,223	—	(5,433)	(262,212)	—	(724,453)	—	—	13,003,125	(264,023)
Common Stocks
Oil, Gas & Consumable Fuels	—	—	—	514,760	—	—	—	—	514,760	514,760
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	(6,095,805)	—	—	11,638,287	—	5,542,482	(6,095,805)

Total	$171,054,201	$226,815	$280,873	$(41,892,787)	$112,670	$(8,780,356)	$39,287,223	$(60,235,376)	$100,053,263	$(43,228,792)

A debt security valued at $8,111,858 was transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

A debt security valued at $46,132,152 was transferred from Level 3 to Level 2 during the period ended June 30, 2016. At September 30, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $19,537,078 were transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $14,103,224 were transferred from Level 3 to Level 2 during the period ended June 30, 2016. At September 30, 2015, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the securities. At June 30, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A preferred stock valued at $11,638,287 was transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2016 (Unaudited)

Treasuries	23.5%
Banking	5.9
Technology	5.5
Pharmaceuticals	5.3
Finance Companies	5.0
Semiconductors & Semiconductor Equipment	4.8
Wirelines	4.2
Chemicals	3.5
Airlines	2.9
Healthcare	2.5
Sovereigns	2.4
Metals & Mining	2.4
Independent Energy	2.1
Other Investments, less than 2% each	26.6
Short-Term Investments	4.3

Total Investments	100.9
Other assets less liabilities	(0.9)

Net Assets	100.0%

Currency Exposure Summary at June 30, 2016 (Unaudited)

United States Dollar	78.7%
New Zealand Dollar	5.4
Mexican Peso	4.7
Canadian Dollar	4.5
Australian Dollar	3.4
Norwegian Krone	2.1
Other, less than 2% each	2.1

Total Investments	100.9
Other assets less liabilities	(0.9)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2016 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)
Common Stocks – 97.7% of Net Assets

	Aerospace & Defense – 5.3%
153,628	Honeywell International, Inc.	$17,870,009
101,783	Northrop Grumman Corp.	22,624,325
250,566	United Technologies Corp.	25,695,544

		66,189,878

	Automobiles – 1.0%
275,251	Harley-Davidson, Inc.	12,468,870

	Banks – 11.4%
1,774,777	Bank of America Corp.	23,551,291
527,828	Citigroup, Inc.	22,374,629
1,128,124	Fifth Third Bancorp	19,843,701
576,073	JPMorgan Chase & Co.	35,797,176
200,153	PNC Financial Services Group, Inc. (The)	16,290,453
535,150	Wells Fargo & Co.	25,328,649

		143,185,899

	Beverages – 1.5%
180,588	PepsiCo, Inc.	19,131,493

	Biotechnology – 1.3%
274,285	AbbVie, Inc.	16,980,984

	Capital Markets – 2.0%
166,251	Ameriprise Financial, Inc.	14,937,652
179,188	State Street Corp.	9,661,817

		24,599,469

	Chemicals – 1.4%
268,003	E.I. du Pont de Nemours & Co.	17,366,594

	Communications Equipment – 2.5%
734,893	Cisco Systems, Inc.	21,084,080
118,878	Harris Corp.	9,919,181

		31,003,261

	Construction Materials – 1.8%
188,393	Vulcan Materials Co.	22,674,981

	Consumer Finance – 2.6%
187,877	American Express Co.	11,415,406
398,932	Discover Financial Services	21,378,766

		32,794,172

	Containers & Packaging – 1.5%
409,838	Sealed Air Corp.	18,840,253

	Diversified Telecommunication Services – 1.7%
376,348	Verizon Communications, Inc.	21,015,272

	Electric Utilities – 3.1%
165,289	NextEra Energy, Inc.	21,553,685

Shares	Description	Value (†)
Common Stocks – continued

	Electric Utilities – continued
284,142	PG&E Corp.	$18,162,357

		39,716,042

	Electrical Equipment – 1.3%
272,790	Eaton Corp. PLC	16,293,747

	Energy Equipment & Services – 3.0%
545,602	Halliburton Co.	24,710,314
377,172	National Oilwell Varco, Inc.	12,691,838

		37,402,152

	Food & Staples Retailing – 1.6%
211,827	CVS Health Corp.	20,280,317

	Food Products – 1.6%
448,054	Mondelez International, Inc., Class A	20,390,938

	Health Care Equipment & Supplies – 1.9%
279,322	Medtronic PLC	24,236,770

	Health Care Providers & Services – 3.2%
79,131	Humana, Inc.	14,234,085
186,741	UnitedHealth Group, Inc.	26,367,829

		40,601,914

	Household Durables – 1.2%
310,372	Newell Brands, Inc.	15,074,768

	Independent Power & Renewable Electricity Producers – 0.9%
730,333	Calpine Corp.(b)	10,772,412

	Insurance – 7.2%
382,233	American International Group, Inc.	20,216,303
537,076	FNF Group	20,140,350
412,868	MetLife, Inc.	16,444,533
166,274	Travelers Cos., Inc. (The)	19,793,257
431,139	Unum Group	13,705,909

		90,300,352

	Internet & Catalog Retail – 1.0%
510,946	Liberty Interactive Corp./QVC Group, Class A(b)	12,962,700

	Machinery – 2.6%
230,480	Ingersoll-Rand PLC	14,676,966
314,678	Pentair PLC	18,342,581

		33,019,547

	Media – 3.0%
368,914	Comcast Corp., Class A	24,049,504
465,207	Liberty Global PLC, Class A(b)	13,518,915

		37,568,419

	Multiline Retail – 0.8%
111,439	Dollar General Corp.	10,475,266

Shares	Description	Value (†)
Common Stocks – continued

	Oil, Gas & Consumable Fuels – 6.2%
207,359	Chevron Corp.	$21,737,444
437,323	Hess Corp.	26,283,112
334,103	Royal Dutch Shell PLC, Sponsored ADR	18,449,168
222,541	Valero Energy Corp.	11,349,591

		77,819,315

	Pharmaceuticals – 9.1%
82,866	Allergan PLC(b)	19,149,504
293,613	Eli Lilly & Co.	23,122,024
442,068	Merck & Co., Inc.	25,467,537
803,780	Pfizer, Inc.	28,301,094
383,954	Teva Pharmaceutical Industries Ltd., Sponsored ADR	19,286,009

		115,326,168

	Real Estate Management & Development – 0.6%
273,145	CBRE Group, Inc., Class A(b)	7,232,880

	REITs - Diversified – 2.0%
319,613	Outfront Media, Inc.	7,725,046
570,179	Weyerhaeuser Co.	16,974,229

		24,699,275

	Road & Rail – 1.3%
199,193	Norfolk Southern Corp.	16,957,300

	Semiconductors & Semiconductor Equipment – 1.2%
293,601	QUALCOMM, Inc.	15,728,206

	Software – 4.0%
682,420	Microsoft Corp.	34,919,431
734,373	Symantec Corp.	15,084,022

		50,003,453

	Specialty Retail – 1.6%
67,339	Advance Auto Parts, Inc.	10,884,003
116,644	Lowe’s Cos., Inc.	9,234,705

		20,118,708

	Technology Hardware, Storage & Peripherals – 1.7%
184,532	Apple, Inc.	17,641,259
149,410	EMC Corp.	4,059,470

		21,700,729

	Textiles, Apparel & Luxury Goods – 0.9%
132,859	Ralph Lauren Corp.	11,906,824

	Tobacco – 1.6%
202,138	Philip Morris International, Inc.	20,561,477

	Wireless Telecommunication Services – 1.1%
448,670	Vodafone Group PLC, Sponsored ADR	13,859,416

	Total Common Stocks (Identified Cost $990,986,692)	1,231,260,221

Principal Amount	Description	Value (†)
Short-Term Investments – 1.3%
$ 16,017,088	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $16,017,101 on 7/01/2016 collateralized by $15,785,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $16,337,475 including acrued interest(c) (Identified Cost $16,017,088)	$16,017,088

	Total Investments – 99.0% (Identified Cost $1,007,003,780)(a)	1,247,277,309
	Other assets less liabilities – 1.0%	13,130,173

	Net Assets – 100.0%	$1,260,407,482

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2016, the net unrealized appreciation on investments based on a cost of $1,007,003,780 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$288,249,189
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(47,975,660)

Net unrealized appreciation	$240,273,529

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,231,260,221	$—	$—	$1,231,260,221
Short-Term Investments	—	16,017,088	—	16,017,088

Total	$1,231,260,221	$16,017,088	$—	$1,247,277,309

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2016 there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2016 (Unaudited)

Banks	11.4%
Pharmaceuticals	9.1
Insurance	7.2
Oil, Gas & Consumable Fuels	6.2
Aerospace & Defense	5.3
Software	4.0
Health Care Providers & Services	3.2
Electric Utilities	3.1
Media	3.0
Energy Equipment & Services	3.0
Machinery	2.6
Consumer Finance	2.6
Communications Equipment	2.5
REITs - Diversified	2.0
Capital Markets	2.0
Other Investments, less than 2% each	30.5
Short-Term Investments	1.3

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ David Giunta
Name:	David Giunta
Title:	Chief Executive Officer

Date:	August 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta
Name:	David Giunta
Title:	Chief Executive Officer

Date:	August 23, 2016

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer

Date:	August 23, 2016